UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

November 30, 2007

1.810720.103

SMM-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10105, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 4,110	$ 4,110
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 3.64%, LOC Regions Bank of Alabama, VRDN (b)	2,625	2,625
Jefferson County Swr. Rev. Series 2002 C6, 3.62% (XL Cap. Assurance, Inc. Insured), VRDN (b)	9,600	9,600
		16,335
Alaska - 0.8%
Alaska Hsg. Fin. Corp. Participating VRDN Series PZ 126, 3.66% (Liquidity Facility Wells Fargo & Co.) (b)(d)	6,195	6,195
Valdez Marine Term. Rev. (ConocoPhillips Proj.) Series 1994 A, 3.66%, VRDN (b)	21,000	21,000
		27,195
Arizona - 2.5%
Arizona Health Facilities Auth. Rev. Participating VRDN Series MS 06 1779, 3.69% (Liquidity Facility Morgan Stanley) (b)(d)	1,800	1,800
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	6,573	6,573
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series PT 3384, 3.67% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,725	5,725
Mesa Util. Sys. Rev. Participating VRDN Series ROC II R 11032, 3.66% (Liquidity Facility Citibank NA) (b)(d)	10,860	10,860
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.66% (Liquidity Facility BNP Paribas SA) (b)(d)	5,200	5,200
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN:
Series EC 1078, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,115	2,115
Series EGL 03 28 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	6,505	6,505
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN:
Series MS 06 2136, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	1,485	1,485
Series MS 06 2137, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	1,490	1,490
Phoenix Civic Impt. Corp. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 674, 3.66% (Liquidity Facility Citibank NA) (b)(d)	4,120	4,120
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	$ 7,900	$ 7,900
Phoenix Gen. Oblig. Participating VRDN Series ROC II R 7055, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,000	4,000
Phoenix Indl. Dev. Auth. Govt. Office Lease Rev. Participating VRDN Series Putters 1119, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,090	4,090
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series GS 06 81T, 3.64% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	14,880	14,880
Series MS 04 1227, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	2,100	2,100
Series ROC II R 12029, 3.72% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,310	7,310
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,800	4,800
		90,953
California - 1.8%
California Gen. Oblig.:
RAN 4% 6/30/08	40,000	40,143
3.57% 12/13/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	25,000	25,000
		65,143
Colorado - 3.0%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 3.85%, LOC JPMorgan Chase Bank, VRDN (b)	1,250	1,250
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,660	4,660
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,575	10,575
Colorado Ed. Ln. Prog. TRAN 4.25% 8/5/08	3,900	3,913
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 3.6%, LOC JPMorgan Chase Bank, VRDN (b)	4,300	4,300
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0036, 3.65% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	29,700	29,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN: - continued
Series EGL 07 0037, 3.65% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	$ 16,830	$ 16,830
Series MS 01 679, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	6,300	6,300
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,720	4,720
Series GS 07 105Z, 3.66% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	4,545	4,545
Series PZ 46, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,930	2,930
Univ. of Colorado Hosp. Auth. Rev. Participating VRDN:
Series ROC II R 10243 CE, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,200	2,200
Series ROC II R 573CE, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	16,500	16,500
		108,423
Connecticut - 0.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1999, 3.65% tender 12/12/07, CP mode	2,500	2,500
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Participating VRDN Series MT 447, 3.67% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	8,330	8,330
District of Columbia Rev. Participating VRDN Series PZ 74, 3.86% (Liquidity Facility BNP Paribas SA) (b)(d)	6,120	6,120
		14,450
Florida - 8.8%
Canaveral Port Auth. Rev. Participating VRDN Series ROC II R2025, 3.69% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,685	7,685
Florida Board of Ed. Participating VRDN Series ROC RR II 6087, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,390	3,390
Florida Board of Ed. Cap. Outlay Pub. Ed. Rev. Participating VRDN Series EC 1150, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,780	8,780
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series Putters 222, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN: - continued
Series ROC II R4521, 3.69% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 2,440	$ 2,440
Florida Dept. of Ed. Cmnty. College Participating VRDN Series PZ 182, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,430	3,430
Florida Dept. of Envir. Protection Rev. Participating VRDN Series Floaters 722, 3.71% (Liquidity Facility Morgan Stanley) (b)(d)	10,780	10,780
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series MS 06 1450, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	1,100	1,100
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.66% (Liquidity Facility Wells Fargo & Co.) (b)(d)	3,140	3,140
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,000	7,000
Hialeah Gardens Health Facilities Rev. Participating VRDN Series PA 1523, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,500	4,500
Hillsborough County Indl. Dev. Participating VRDN Series ROC II R643, 3.66% (Liquidity Facility Citibank NA) (b)(d)	3,335	3,335
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 3.58% tender 12/7/07, CP mode	10,000	10,000
Lee Memorial Health Sys. Hosp. Rev. Participating VRDN Series ROC ll R635, 3.66% (Liquidity Facility Citibank NA) (b)(d)	14,860	14,860
Manatee County School District TAN 4% 10/9/08	30,000	30,149
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 3.69%, VRDN (b)	4,000	4,000
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series TOC 05 Z12, 3.64% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	5,825	5,825
Miami-Dade County Edl. Facilities Rev. Participating VRDN:
Series MS 06 1770, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	5,270	5,270
Series MS 06 2055, 3.67% (Liquidity Facility Wells Fargo & Co.) (b)(d)	2,540	2,540
Miami-Dade County Expressway Auth. Participating VRDN:
Series Putters 01 160, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth. Participating VRDN: - continued
Series ROC II R 9027, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 5,490	$ 5,490
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,400	6,400
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R 2182, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,500	7,500
Series ROC II R7020, 3.69% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,755	5,755
Orange County Tourist Dev. Tax Rev. Participating VRDN Series EC 1171, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	19,700	19,700
Orlando & Orange County Expressway Auth. Rev. Participating VRDN:
Series EGL 07 0145, 3.66% (Liquidity Facility Citibank NA) (b)(d)	11,300	11,300
Series Putters 1345, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,555	5,555
Series ROC II R 9011, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,150	5,150
Osceola County Infrastructure Sales Surtax Rev. Participating VRDN Series Putters 2261, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,160	5,160
Palm Beach County School District 3.68% 3/13/08, LOC Bank of America NA, CP	9,200	9,200
Panama City Beach Participating VRDN Series Solar 2006 129, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	8,060	8,060
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series EGL 06 33 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	6,270	6,270
Saint Johns County Wtr. & Swr. Rev. Participating VRDN Series PZ 90, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,030	3,030
South Miami Health Facilities Baptist Health Participating VRDN Series PT 4125, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,270	10,270
Sunshine State Govt. Fing. Commission Rev. Series D, 3.5% 12/7/07 (FGIC Insured) (CIFG North America Insured) (AMBAC Insured), CP	11,300	11,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Tallahassee Consolidated Util. Sys. Rev. Participating VRDN Series UBS 07 44, 3.66% (Liquidity Facility Bank of New York, New York) (b)(d)	$ 4,100	$ 4,100
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series Merlots 01 A130, 3.67% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,635	5,635
Volusia County School Board Ctfs. of Prtn. Participating VRDN:
Series Putters 970, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,165	4,165
Series ROC II R 4089, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	27,355	27,355
West Palm Beach Util. Sys. Rev. Participating VRDN Series ROC II R 621PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	4,385	4,385
		313,499
Georgia - 2.5%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN Series DB 186, 3.65% (Liquidity Facility Deutsche Bank AG) (b)(d)	12,265	12,265
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 3.66% (Liquidity Facility Bank of America NA) (b)(d)	4,520	4,520
Series MS 1273, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	7,700	7,700
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series Putters 580, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,245	3,245
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 3.64%, LOC SunTrust Banks, Inc., VRDN (b)	15,600	15,600
Fulton County Wtr. & Swr. Rev. Participating VRDN Series PZ 1474, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	8,990	8,990
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 3.67% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,920	9,920
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series PT 3945, 3.8% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	6,535	6,535
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 3.76%, tender 7/1/08 (b)	20,800	20,787
		89,562
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.4%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series GS 06 4G, 3.64% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	$ 8,000	$ 8,000
Honolulu City & County Gen. Oblig. Participating VRDN Series Putters 2368, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,235	5,235
		13,235
Illinois - 9.1%
Chicago Board of Ed. Participating VRDN:
Series PT 3569, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	6,700	6,700
Series PT 3624, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,260	9,260
Series SGA 98, 3.7% (Liquidity Facility Societe Generale) (b)(d)	7,820	7,820
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 3.67% (Liquidity Facility Bank of New York, New York) (b)(d)	2,715	2,715
Series Putters 1050, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,665	2,665
Series ROC R II 10275, 3.68% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	8,800	8,800
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series PT 3967, 3.8% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	13,300	13,300
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,680	5,680
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN Series ROCS RR II R 605 PB, 3.7% (Liquidity Facility Deutsche Postbank AG) (b)(d)	5,105	5,105
Series 2005 D, 3.71% (CIFG North America Insured), VRDN (b)	10,000	10,000
Chicago Wastewtr. Transmission Rev. Participating VRDN Series PT 2312, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,650	7,650
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.67% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,600	4,600
Series Merlots 97 V, 3.67% (Liquidity Facility Wachovia Bank NA) (b)(d)	500	500
Cook County Gen. Oblig. Participating VRDN:
Series Putters 1269, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,670	2,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Gen. Oblig. Participating VRDN: - continued
Series Putters 1313, 3.7% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 10,365	$ 10,365
Series ROC II R 10163, 3.69% (Liquidity Facility Citibank NA) (b)(d)	16,015	16,015
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 10298, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,795	4,795
Illinois Fin. Auth. Rev.:
Participating VRDN Series ROC II R6015, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,930	4,930
(Clare Oaks Proj.) Series C, 3.62%, LOC Banco Santander SA, VRDN (b)	11,300	11,300
(Northwestern Memorial Proj.) Series B2, 3.65% (Liquidity Facility UBS AG), VRDN (b)	3,500	3,500
Illinois Gen. Oblig.:
Bonds:
Series A, 5% 10/1/08	3,790	3,839
5% 4/1/08	6,000	6,027
Participating VRDN:
Series Floaters 01 534, 3.71% (Liquidity Facility Morgan Stanley) (b)(d)	10,205	10,205
Series Merlots 02 B05, 3.67% (Liquidity Facility Wachovia Bank NA) (b)(d)	13,290	13,290
Series MSTC 01 148, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	12,435	12,435
Series Putters 660, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,495	1,495
Series ROC II R 12020, 3.72% (Liquidity Facility Citibank NA) (b)(d)	4,000	4,000
Series ROC II R 12080, 3.7% (Liquidity Facility Citibank NA) (b)(d)	9,190	9,190
Illinois Health Facilities Auth. Rev. Participating VRDN Series PT 763, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	20,195	20,195
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.66% (Liquidity Facility Bank of America NA) (b)(d)	7,045	7,045
Series Merlots 01 A48, 3.67% (Liquidity Facility Bank of New York, New York) (b)(d)	8,850	8,850
Series Merlots 01 A73, 3.67% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,810	4,810
Series MSTC 9044, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	15,555	15,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series ROC II R 642, 3.66% (Liquidity Facility Citibank NA) (b)(d)	$ 9,200	$ 9,200
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4516, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,440	4,440
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Participating VRDN Series ROC II R 10082, 3.66% (Liquidity Facility Citibank NA) (b)(d)	13,545	13,545
Lake County Cmnty. High School District Participating VRDN Series PT 3383, 3.64% (Liquidity Facility Dexia Cr. Local de France) (b)(d)	9,845	9,845
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,009	2,009
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series Putters 269, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,160	4,160
Series ROC II R 10300, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,060	4,060
Series ROC II R 12031, 3.72% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,600	5,600
Northern Illinois Muni. Pwr. Agcy. Pwr. Proj. Rev. Participating VRDN Series EC 1176, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,330	7,330
Will County Illinois Participating VRDN Series PT 2542, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,230	6,230
Will County School District #122 Participating VRDN Series PZ 48, 3.66% (Liquidity Facility BNP Paribas SA) (b)(d)	3,600	3,600
		325,325
Indiana - 2.4%
Aurora School Bldg. Corp. Participating VRDN Series Putters 642, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,360	5,360
Baugo School Bldg. Corp. Participating VRDN Series PT 3109, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,500	3,500
Benton School Impt. Bldg. Corp. Participating VRDN Series Putters 903, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,270	7,270
Dyer Redev. Auth. Econ. Dev. Lease Rent Participating VRDN Series DB 139, 3.72% (Liquidity Facility Deutsche Bank AG) (b)(d)	7,365	7,365
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	6,000	6,006
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 13,350	$ 13,350
Indiana Fin. Auth. Hwy. Rev. Participating VRDN Series PT 3986, 3.65% (Liquidity Facility Wells Fargo & Co.) (b)(d)(e)	10,040	10,040
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN Series ROC RR II R 529 PB, 3.67% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,395	8,395
Indiana State Univ. Revs. Series 2005, 3.6% 1/10/08, LOC JPMorgan Chase Bank, CP	6,800	6,800
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 3.7% (Liquidity Facility Societe Generale) (b)(d)	4,815	4,815
Indianapolis Resource Recovery Rev. Bonds (Ogden Martin Sys., Inc. Proj.) 6.75% 12/1/07 (AMBAC Insured)	3,000	3,000
IPS Multi-School Bldg. Corp. Bonds Series PT 3895, 3.77%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	5,655	5,655
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 3.66%, LOC Nat'l. City Bank Cleveland, VRDN (b)	2,900	2,900
		84,456
Iowa - 0.2%
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	6,300	6,327
Kansas - 0.4%
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.65% 4/1/08	8,300	8,300
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series ROC II R 12036, 3.72% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,730	4,730
		13,030
Kentucky - 1.5%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J1, 3.5%, tender 4/15/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (b)	5,420	5,420
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 3.69%, LOC U.S. Bank NA, Minnesota, VRDN (b)	3,140	3,140
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series ROC II R 10202, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	26,085	26,085
Louisville Participating VRDN Series ROC 651 CE, 3.66% (Liquidity Facility Citibank NA) (b)(d)	7,160	7,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	$ 8,780	$ 8,780
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.67% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,550	3,550
		54,135
Louisiana - 2.0%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series MS 06 1590, 3.71% (Liquidity Facility Morgan Stanley) (b)(d)	7,491	7,491
Series ROC II R 12048, 3.72% (Liquidity Facility Citigroup, Inc.) (b)(d)	9,900	9,900
Series ROC II R 660, 3.69% (Liquidity Facility Citibank NA) (b)(d)	8,265	8,265
Louisiana Gen. Oblig. Participating VRDN Series MT 158, 3.64% (Liquidity Facility BNP Paribas SA) (b)(d)	20,180	20,180
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Putters 1025Z, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	7,495	7,495
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.55% tender 2/12/08, CP mode	8,200	8,200
(Dow Chemical Co. Proj.) Series 1994 B, 3.73%, VRDN (b)	10,300	10,300
		71,831
Maine - 0.5%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Piper 06 A, 3.67% (Liquidity Facility Bank of New York, New York) (b)(d)	6,514	6,514
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	7,080	7,080
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 3285, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,750	3,750
		17,344
Maryland - 0.5%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,115	6,115
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 3.63%, LOC BNP Paribas SA, VRDN (b)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Baltimore Proj. Rev. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 7056, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 6,845	$ 6,845
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	180	180
		19,240
Massachusetts - 0.2%
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series ROC II R 10128, 3.65% (Liquidity Facility Citibank NA) (b)(d)	6,210	6,210
Michigan - 2.8%
Detroit City School District Participating VRDN Series Putters 388, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,180	5,180
Detroit Swr. Disp. Rev. Participating VRDN:
Series AAB 05 3, 3.64% (Liquidity Facility Bank of America NA) (b)(d)	11,220	11,220
Series ROC II R 10169, 3.69% (Liquidity Facility Citibank NA) (b)(d)	3,640	3,640
Series ROC II R 9139, 3.69% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,700	6,700
Hudsonville Pub. Schools Participating VRDN Series Putters 897, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,695	5,695
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 06 156, 3.7% (Liquidity Facility Citibank NA) (b)(d)	7,100	7,100
Series GS 07 34Z, 3.64% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	6,470	6,470
Series Merlots 04 B10, 3.67% (Liquidity Facility Wachovia Bank NA) (b)(d)	7,975	7,975
Michigan Gen. Oblig. Participating VRDN Series UBS 07 22, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	9,900	9,900
Michigan Muni. Bond Auth. Rev. RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	8,400	8,448
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home Oblig. Group Proj.) 3.83%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)	8,940	8,940
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 3.62%, LOC KBC Bank NV, VRDN (b)	3,025	3,025
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.64%, LOC KBC Bank NV, VRDN (b)	$ 4,400	$ 4,400
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Bonds Series Merlots A96, 3.67%, tender 2/21/08 (Liquidity Facility Wachovia Bank NA) (b)(d)(e)	5,700	5,700
		99,393
Minnesota - 1.7%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Austin 2021, 3.66% (Liquidity Facility Bank of America NA) (b)(d)	8,145	8,145
Series Merlots 00 ZZ, 3.67% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,790	3,790
Series MSTC 292, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	18,000	18,000
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	21,300	21,300
Minnesota Hsg. Fin. Agcy. Bonds (Residential Hsg. Fin. Proj.) Series 2007 F, 3.68% 5/29/08	9,000	9,000
		60,235
Mississippi - 0.5%
Mississippi Dev. Bank Spl. Oblig.:
Bonds Series Solar 06 0153, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	6,255	6,255
Participating VRDN Series Putters 667, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,860	3,860
Mississippi Gen. Oblig. Participating VRDN:
Series ROC II R 10152, 3.69% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,735	3,735
Series ROC II R 10182, 3.66% (Liquidity Facility Citibank NA) (b)(d)	3,600	3,600
		17,450
Missouri - 1.4%
Kansas City Muni. Assistance Corp. Rev. Participating VRDN Series DB 333, 3.65% (Liquidity Facility Deutsche Bank AG) (b)(d)	4,605	4,605
Missouri Board of Pub. Buildings Spl. Oblig. Participating VRDN Series Putters 1501, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,990	2,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,110	$ 5,110
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series MT 496, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	21,000	21,000
Missouri Reg'l. Convention & Sports Complex Auth. Rev. Bonds Series A-1, 5% 8/15/08 (AMBAC Insured)	4,610	4,653
Springfield Pub. Util. Rev. Participating VRDN Series ROC II R 7043, 3.69% (Liquidity Facility Citigroup, Inc.) (b)(d)	11,745	11,745
		50,103
Nebraska - 1.3%
Nebraska Pub. Pwr. District Rev. Participating VRDN:
Series EGL 04 14 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	3,200	3,200
Series MS 06 2081, 3.68% (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,975	4,975
Series ROC II R 7064, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	10,000	10,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series ROC II R 11019 PB, 3.67% (Liquidity Facility Deutsche Postbank AG) (b)(d)	6,000	6,000
Omaha Gen. Oblig. Participating VRDN Series ROC II R 10085, 3.66% (Liquidity Facility Citibank NA) (b)(d)	2,370	2,370
Omaha Pub. Pwr. District Participating VRDN Series Solar 06 25, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	12,600	12,600
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series ROC II R 9031, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,920	7,920
		47,065
Nevada - 1.9%
Clark County Fuel Tax Participating VRDN:
Series Putters 2113, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	9,600	9,600
Series PZ 138, 3.66% (Liquidity Facility Wells Fargo & Co.) (b)(d)	9,810	9,810
Series ROC II R1035, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,945	2,945
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 3.64% (Liquidity Facility ABN-AMRO Bank NV) (b)(d)(e)	19,505	19,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Hwy. Impt. Rev. Participating VRDN Series MT 491, 3.67% (Liquidity Facility KBC Bank NV) (b)(d)	$ 4,000	$ 4,000
Clark County School District Participating VRDN:
Series PT 3261, 3.67% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000	10,000
Series PZ 165, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,865	8,865
Series PZ 167, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,530	4,530
		69,255
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series B, 3.75% tender 12/5/07, CP mode	10,000	10,000
New Mexico - 0.2%
New Mexico Fin. Auth. Rev. Participating VRDN Series PT 3133, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,530	3,530
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series Putters 953, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,180	3,180
		6,710
New York - 1.4%
New York Metropolitan Trans. Auth. Rev. Participating VRDN Series ROC II R 12094, 3.71% (Liquidity Facility Citigroup, Inc.) (b)(d)	23,360	23,360
Rockland County Gen. Oblig. BAN 4% 12/20/07	25,365	25,369
		48,729
Non State Specific - 0.2%
Multi-state Participating VRDN Series Putters 1850 F, 3.76% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,515	7,515
North Carolina - 2.3%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R 4056, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,045	6,045
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7010, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,975	6,975
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 12 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN: - continued
Series EGL 7050060 Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	$ 15,600	$ 15,600
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. Participating VRDN Series Putters 2233, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	16,000	16,000
Raleigh Comb Enterprise Systems Participating VRDN Series EGL 07 0010, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	9,900	9,900
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	2,500	2,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series MS 1287, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	7,805	7,805
Wake County Gen. Oblig. Participating VRDN Series EC 1115, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,655	4,655
		81,480
Ohio - 0.9%
Columbus Gen. Oblig. Participating VRDN Series Putters 2365, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,360	4,360
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.66%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	5,355	5,355
Geauga County Rev. (South Franklin Circle Proj.) Series 2007 A, 3.68%, LOC KeyBank NA, VRDN (b)	10,000	10,000
New Albany Gen. Oblig. BAN 4.25% 12/13/07	2,856	2,857
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series EGL 07 0041, 3.66% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	9,700	9,700
		32,272
Oklahoma - 0.1%
Oklahoma City Gen. Oblig. Participating VRDN Series Putters 855, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,270	5,270
Oregon - 1.0%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series ROC II R7017, 3.69% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,860	8,860
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	5,400	5,426
Oregon Homeowner Rev. Participating VRDN Series MT 229, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	3,845	3,845
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Portland Swr. Sys. Rev. Participating VRDN Series MS 00 386, 3.71% (Liquidity Facility Morgan Stanley) (b)(d)	$ 10,800	$ 10,800
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	5,410	5,410
		34,341
Pennsylvania - 3.3%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN Series Putters 1281, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	16,405	16,405
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series MS 60 2147, 3.71% (Liquidity Facility Morgan Stanley) (b)(d)	5,000	5,000
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.63%, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,800	3,800
Lehigh County Gen. Purp. Auth. Participating VRDN Series ROC II R 862 CE, 3.66% (Liquidity Facility Citibank NA) (b)(d)	8,595	8,595
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.65%, LOC Bank of New York, New York, VRDN (b)	4,600	4,600
Pennsylvania Gen. Oblig. Participating VRDN:
Series Putters 1382, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	6,525	6,525
Series ROC II R 11158, 3.66% (Liquidity Facility Citibank NA) (b)(d)	3,500	3,500
Pennsylvania Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series Merlots 05 D6, 3.67% (Liquidity Facility Wachovia Bank NA) (b)(d)	4,370	4,370
Series MS 00 1412, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	3,718	3,718
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series MS 06 1552, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	6,300	6,300
Pennsylvania Pub. School Bldg. Auth. Philadelphia Schools Rev. Participating VRDN Series MS 7031, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	3,535	3,535
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN Series ROC II R 11268, 3.66% (Liquidity Facility Citibank NA) (b)(d)	7,830	7,830
Philadelphia Gas Works Rev.:
Bonds Series A, 5.5% 7/1/08 (FSA Insured)	2,500	2,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
Participating VRDN:
Series DB 340, 3.64% (Liquidity Facility Deutsche Bank AG) (b)(d)	$ 12,000	$ 12,000
Series MS 06 1312, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	5,400	5,400
Philadelphia Redev. Auth. Rev. Participating VRDN Series ROC II R 432X, 3.69% (Liquidity Facility Citibank NA) (b)(d)	18,100	18,100
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 3.63%, LOC Manufacturers & Traders Trust Co., VRDN (b)	5,200	5,200
		117,408
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating VRDN Series PT 2253, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,725	3,725
South Carolina - 2.1%
Chesterfield County School District Participating VRDN Series PT 02 1453, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,375	6,375
Greenville County School District Installment Purp. Rev. Participating VRDN Series PA 1367, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,000	10,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.75%, VRDN (b)	3,700	3,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 257, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	8,170	8,170
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. 3.64%, LOC Bank of America NA, VRDN (b)	3,800	3,800
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2306, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,280	10,280
Series PT 3862, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	10,495	10,495
Series Putters 316, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	4,715	4,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN: - continued
Series Putters 590, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 2,625	$ 2,625
Spartanburg County School District #1 Bonds Series Solar 06 152, 3,64%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)(e)	10,650	10,650
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.43% tender 2/1/08, CP mode	5,000	5,000
		75,810
Tennessee - 1.3%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) 3.62%, LOC Bank of America NA, VRDN (b)	4,500	4,500
Memphis Elec. Sys. Rev. Bonds Series A, 5% 12/1/07 (FSA Insured)	7,500	7,500
Memphis Gen. Oblig. 3.62% 12/7/07 (Liquidity Facility WestLB AG), CP	6,900	6,900
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,080	2,080
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) 3.62%, LOC Bank of America NA, VRDN (b)	3,600	3,600
Shelby County Gen. Oblig. Participating VRDN Series ROC II R 10142, 3.66% (Liquidity Facility Citibank NA) (b)(d)	9,490	9,490
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(d)	3,300	3,300
Vanderbilt Univ. Series A, 3.57% 12/4/07, CP	11,100	11,100
		48,470
Texas - 20.6%
Austin Cmnty. College District Rev. Participating VRDN Series ROC II R2190, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,790	5,790
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 3.67% (Liquidity Facility Societe Generale) (b)(d)	9,680	9,680
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series PZ 164, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,420	9,420
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.73%, VRDN (b)	8,400	8,400
Clear Creek Independent School District Participating VRDN Series BS 341, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	9,990	9,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Comal Independent School District Participating VRDN Series Solar 06 36, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota) (b)(d)	$ 13,320	$ 13,320
Corpus Christi Util. Sys. Rev. Participating VRDN Series PT 3674, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,765	5,765
Crowley Independent School District Participating VRDN Series PT 3041, 3.75% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,245	12,245
Cypress-Fairbanks Independent School District Participating VRDN:
Series ROC II R 10091, 3.66% (Liquidity Facility Citibank NA) (b)(d)	4,480	4,480
Series ROC II R4514, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,450	5,450
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PT 1503, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,345	5,345
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 1434, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,570	6,570
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 3.67% (Liquidity Facility Societe Generale) (b)(d)	8,600	8,600
El Paso Gen. Oblig. Participating VRDN Series Putters 843, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,105	3,105
El Paso Independent School District Participating VRDN Series PT 4220, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,665	9,665
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 3.65% (Liquidity Facility Societe Generale) (b)(d)	4,500	4,500
Fort Bend Independent School District Participating VRDN Series PZ 124, 3.66% (Liquidity Facility Wells Fargo & Co.) (b)(d)	10,020	10,020
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	9,445	9,445
Frisco Independent School District Participating VRDN:
Series DB 157, 3.72% (Liquidity Facility Deutsche Bank AG) (b)(d)	7,220	7,220
Series DB 202, 3.65% (Liquidity Facility Deutsche Bank AG) (b)(d)	5,280	5,280
Series Putters 476, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	995	995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Garland Independent School District Participating VRDN Series Putters 551, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	$ 1,125	$ 1,125
Harris County Gen. Oblig. Participating VRDN:
Series Austin 2013, 3.66% (Liquidity Facility Bank of America NA) (b)(d)	8,885	8,885
Series EGL 06 0154, 3.67% (Liquidity Facility Citibank NA) (b)(d)	16,255	16,255
Series MSTC 280, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	4,635	4,635
Series MT 445, 3.64% (Liquidity Facility Bayerische Landesbank (UNGTD)) (b)(d)	5,275	5,275
Series Putters 1111Z, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,845	3,845
Series Putters 586, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	7,555	7,555
Series ROC II R1029, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,455	3,455
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,015	8,015
Hays Consolidated Independent School District Participating VRDN:
Series PT 2462, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,440	3,440
Series PT 2543, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,020	4,020
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 3.67% (Liquidity Facility Bank of New York, New York) (b)(d)	12,475	12,475
Series ROC II R 12046, 3.72% (Liquidity Facility Citibank NA) (b)(d)	13,200	13,200
Series UBS 07 1030, 3.66% (Liquidity Facility Bank of New York, New York) (b)(d)	8,400	8,400
Houston Gen. Oblig. Series D, 3.45% 2/27/08 (Liquidity Facility DEPFA BANK PLC), CP	12,700	12,699
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series ROC II R 10144, 3.67% (Liquidity Facility Citibank NA) (b)(d)	8,520	8,520
Houston Independent School District Participating VRDN:
Series DB 169, 3.65% (Liquidity Facility Deutsche Bank AG) (b)(d)	3,345	3,345
Series PT 3161, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,990	7,990
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	$ 1,400	$ 1,400
Houston Util. Sys. Rev.:
Bonds Series PT 2292, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)(e)	5,155	5,155
Participating VRDN:
Series ROC II R 10282, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,950	4,950
Series ROC II R 11176, 3.69% (Liquidity Facility Citibank NA) (b)(d)	6,095	6,095
Series ROC II R 9097, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	8,050	8,050
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series GS 06 37TPZ, 3.66% (Liquidity Facility Wells Fargo & Co.) (b)(d)	12,850	12,850
Series MS 00 495, 3.71% (Liquidity Facility Morgan Stanley) (b)(d)	6,805	6,805
Humble Independent School District Participating VRDN Series Putters 2349, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,600	1,600
Judson Independent School District Participating VRDN:
Series MS 06 1859, 3.68% (Liquidity Facility Wells Fargo & Co.) (b)(d)	3,940	3,940
Series Putters 662, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,235	5,235
Klein Independent School District Participating VRDN:
Series PT 3371, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	3,225	3,225
Series PZ 180, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,740	2,740
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,070	4,070
Lubbock Gen. Oblig. Participating VRDN Series ROC II R4532, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,100	5,100
Mesquite Independent School District Participating VRDN Series PT 1386, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	8,445	8,445
Midlothian Independent School District Participating VRDN Series PT 2179, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,325	5,325
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	$ 5,590	$ 5,590
North East Independent School District Participating VRDN Series PT 3958, 3.77% (Liquidity Facility Dexia Cr. Local de France) (b)(d)(e)	7,115	7,115
North East Texas Independent School District Participating VRDN:
Series Putters 2342, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,200	1,200
Series Putters 2355, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,400	3,400
North Harris Montgomery Cmnty. College District Rev. Participating VRDN Series Putters 1091 B, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	5,925	5,925
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 3.67% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,475	8,475
Northside Independent School District:
Bonds Series A, 3.75%, tender 8/1/08 (Permanent School Fund of Texas Guaranteed) (b)	4,000	4,000
Participating VRDN Series PT 2329, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,545	4,545
Plano Gen. Oblig. Participating VRDN Series MS 06 1862, 3.68% (Liquidity Facility Wells Fargo & Co.) (b)(d)	2,920	2,920
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.65% (Liquidity Facility Societe Generale) (b)(d)	3,500	3,500
San Antonio Elec. & Gas Sys. Rev. Participating VRDN Series ROC II R3011, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	7,220	7,220
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.64%, tender 12/7/07 (Liquidity Facility Bank of America NA) (b)(d)	3,900	3,900
Participating VRDN Series EGL 01 4311, 3.67% (Liquidity Facility Citibank NA) (b)(d)	4,800	4,800
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	10,505	10,505
Series PT 1610, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	6,660	6,660
Seminole Independent School District Participating VRDN Series DB 286, 3.65% (Liquidity Facility Deutsche Bank AG) (b)(d)	14,385	14,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series MS 06 1759, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	$ 15,445	$ 15,445
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 3.67% (Liquidity Facility Wachovia Bank NA) (b)(d)	3,850	3,850
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 06 126, Class A, 3.67% (Liquidity Facility Citibank NA) (b)(d)	14,400	14,400
Series PZ 108, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	13,485	13,485
Series ROC II R 11184, 3.66% (Liquidity Facility Citibank NA) (b)(d)	6,215	6,215
Series ROC II R378, 3.66% (Liquidity Facility Citibank NA) (b)(d)	7,640	7,640
TRAN 4.5% 8/28/08	124,600	125,319
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Bonds 5% 6/1/08	2,000	2,013
Participating VRDN Series MS 06 1408, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	10,509	10,509
Texas Trans. Commission State Hwy. Fund Rev.:
Bonds Series A, 5% 4/1/08	10,040	10,084
Participating VRDN:
Series Putters 1324, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,495	4,495
Series Putters 1330, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,405	2,405
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 3.67% (Liquidity Facility Societe Generale) (b)(d)	10,470	10,470
Trinity River Auth. Rev. Participating VRDN Series Putters 1077 B, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	6,775	6,775
United Independent School District Participating VRDN Series PT 3123, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,180	5,180
Univ. of Texas Permanent Univ. Fund Rev. Participating VRDN Series Putters 411, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	2,555	2,555
Univ. of Texas Univ. Revs.:
Bonds Series ROC II R 11077, 3.85%, tender 12/13/07 (Liquidity Facility Citibank NA) (b)(d)(e)	5,195	5,195
Participating VRDN Series Putters 2082, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	11,500	11,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Victoria Gen. Oblig. Participating VRDN Series Putters 1041, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 5,960	$ 5,960
Wylie Independent School District Participating VRDN Series ROC II R 3004, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,535	6,535
		737,574
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series 1997 B-3, 3.38% 3/10/08 (Liquidity Facility Bank of Nova Scotia), CP	14,000	14,000
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series GS 07 63Z, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (b)(d)	8,500	8,500
		22,500
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Participating VRDN Series MS 06 1357, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	3,370	3,370
Virginia - 1.7%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 4.13% (Liquidity Facility Lloyds TSB Bank PLC) (b)(d)	2,800	2,800
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984 3.71% tender 12/4/07, CP mode	4,000	4,000
Series 1984:
3.61% tender 12/19/07, CP mode	600	600
3.81% tender 12/12/07, CP mode	2,000	2,000
3.81% tender 12/13/07, CP mode	4,000	4,000
3.83% tender 12/14/07, CP mode	4,000	4,000
Series 1987, 3.72% tender 12/17/07, CP mode	3,700	3,700
3.73% tender 12/3/07, CP mode	3,700	3,700
Suffolk Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 10245, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	15,000	15,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	9,700	9,700
Series PZ 161, 3.67% (Liquidity Facility Wells Fargo & Co.) (b)(d)	3,860	3,860
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series ROC II R 10076, 3.66% (Liquidity Facility Citibank NA) (b)(d)	$ 1,800	$ 1,800
Virginia Resources Auth. Clean Wtr. Rev. Participating VRDN Series MS 06 1860, 3.68% (Liquidity Facility Wells Fargo & Co.) (b)(d)	4,720	4,720
		59,880
Washington - 7.6%
Clark County School District #37, Vancouver Participating VRDN Series PZ 55, 3.66% (Liquidity Facility BNP Paribas SA) (b)(d)	6,220	6,220
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 615, 3.67% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(d)	16,255	16,255
Series PT 778, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	2,000	2,000
Series PT 982, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	6,380	6,380
Series Putters 248, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	3,785	3,785
Goat Hill Properties Lease Rev. Participating VRDN Series ROC II R2173, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	2,655	2,655
King County Gen. Oblig. Participating VRDN Series PT 2248, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,530	5,530
King County Pub. Hosp. District #2 Participating VRDN Series ROC RR II R 6036, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,950	3,950
King County School District #145 Kent Participating VRDN Series PT 2449, 3.86% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	4,500	4,500
King County School District #401 Highline Pub. Schools Participating VRDN:
Series Putters 526, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,945	1,945
Series ROC II R4561, 3.69% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,220	5,220
King County Swr. Rev. Participating VRDN:
Series Putters 1612, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,040	4,040
Series ROC II R 10279, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	12,580	12,580
3.69% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,530	5,530
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Marysville Wtr. & Swr. Rev. Participating VRDN Series Putters 909, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	$ 7,265	$ 7,265
Port of Seattle Rev. Participating VRDN Series ROC II R7015, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	3,945	3,945
Port of Tacoma Rev. Series A, 3.57% 12/13/07, LOC WestLB AG, CP	10,800	10,800
Seattle Gen. Oblig. Participating VRDN:
Series BS 322, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(d)	7,570	7,570
Series SGA 03 142, 3.67% (Liquidity Facility Societe Generale) (b)(d)	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev. Participating VRDN:
Series PT 2476, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	5,185	5,185
Series ROC II R2055, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	6,540	6,540
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	4,920	4,920
Skagit County Pub. Hosp. District #1 Participating VRDN Series PT 2294, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	7,710	7,710
Washington Gen. Oblig. Participating VRDN:
Series EGL 98 4703, 3.67% (Liquidity Facility Citibank NA) (b)(d)	9,900	9,900
Series GS 06 7T, 3.66% (Liquidity Facility Wells Fargo & Co.) (b)(d)	10,230	10,230
Series MACN 04 D, 3.66% (Liquidity Facility Bank of America NA) (b)(d)	5,715	5,715
Series MS 1161, 3.68% (Liquidity Facility Morgan Stanley) (b)(d)	6,328	6,328
Series PT 1937, 3.67% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	12,710	12,710
Series PT 3293, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,480	2,480
Series Putters 1312, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,480	4,480
Series Putters 1359, 3.68% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	1,380	1,380
Series Putters 1360, 3.68% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	860	860
Series Putters 2157, 3.66% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	25,000	25,000
Series PZ 106, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	18,870	18,870
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series ROC II R 7022, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	$ 4,010	$ 4,010
Series ROC RR 2056, 3.66% (Liquidity Facility Citigroup, Inc.) (b)(d)	5,080	5,080
Series UBS 07 33, 3.66% (Liquidity Facility BNP Paribas SA) (b)(d)	9,390	9,390
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.64%, LOC Bank of America NA, VRDN (b)	1,940	1,940
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Bonds 0% 7/1/08 (Bonneville Pwr. Administration Guaranteed)	7,000	6,859
Washington State Univ. Revs Participating VRDN Series ROC II R 595PB, 3.67% (Liquidity Facility Deutsche Postbank AG) (b)(d)	8,085	8,085
		272,842
West Virginia - 0.1%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (b)(d)	3,280	3,280
Wisconsin - 2.9%
Milwaukee Gen. Oblig. RAN:
4.25% 3/27/08	5,700	5,712
4.5% 9/4/08	17,300	17,409
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.67% (Liquidity Facility Wachovia Bank NA) (b)(d)	5,830	5,830
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 3.63%, LOC U.S. Bank NA, Minnesota, VRDN (b)	7,815	7,815
Wisconsin Gen. Oblig.:
Participating VRDN:
Series Putters 1321, 3.67% (Liquidity Facility JPMorgan Chase Bank) (b)(d)	4,135	4,135
Series ROC II R 10191, 3.66% (Liquidity Facility Citibank NA) (b)(d)	16,545	16,545
TRAN 4.5% 6/16/08	17,700	17,770
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 389, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,250	2,250
Series PA 970, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(d)	2,995	2,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
Participating VRDN:
Series PT 917, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (b)(d)	$ 16,600	$ 16,600
3.62%, LOC M&I Marshall & Ilsley Bank, VRDN (b)	5,895	5,895
		102,956
Other - 2.5%	Shares
Fidelity Tax-Free Cash Central Fund, 3.61% (a)(c)	89,279,900	89,280
TOTAL INVESTMENT PORTFOLIO - 96.4% (Cost $3,446,106)		3,446,106
NET OTHER ASSETS - 3.6%		129,895
NET ASSETS - 100%		$ 3,576,001
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(d) Provides evidence of ownership in one or more underlying municipal bonds.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,605,000 or 2.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Chicago Metropolitan Wtr. Reclamation District of Greater Chicago Participating VRDN Series PT 3967, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 13,300
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 3.64% (Liquidity Facility ABN-AMRO Bank NV)	10/19/01	$ 19,505
Houston Util. Sys. Rev. Bonds Series PT 2292, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	4/6/06	$ 5,155
Indiana Fin. Auth. Hwy. Rev. Participating VRDN Series PT 3986, 3.65% (Liquidity Facility Wells Fargo & Co.)	3/29/07	$ 10,040
Security	Acquisition Date	Cost (000s)
IPS Multi-School Bldg. Corp. Bonds Series PT 3895, 3.77%, tender 3/6/08 (Liquidity Facility Dexia Cr. Local de France)	2/15/07	$ 5,655
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Participating VRDN Series PT 3945, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/15/07	$ 6,535
Mississippi Dev. Bank Spl. Oblig. Bonds Series Solar 06 0153, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota)	9/20/07	$ 6,255
North East Independent School District Participating VRDN Series PT 3958, 3.77% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 7,115
Sampson County Gen. Oblig. Ctfs. of Prtn. Bonds Series Solar 06 0160, 3.6%, tender 9/18/08 (Liquidity Facility U.S. Bank NA, Minnesota)	9/20/07	$ 2,500
Security	Acquisition Date	Cost (000s)
Spartanburg County Participating VRDN Series Solar 06 152, 3.64% (Liquidity Facility U.S. Bank NA, Minnesota)	3/27/07 - 9/14/07	$ 10,650
Univ. of Texas Univ. Revs. Bonds Series ROC II R 11077, 3.85%, tender 12/13/07 (Liquidity Facility Citibank NA)	6/13/07	$ 5,195
Security	Acquisition Date	Cost (000s)
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Bonds Series Merlots A96, 3.67%, tender 2/21/08 (Liquidity Facility Wachovia Bank NA)	1/9/06	$ 5,700
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 792
Income Tax Information
At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $3,446,106,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Arizona Municipal
Money Market Fund

November 30, 2007

1.810673.103

SPZ-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.7%
	Principal Amount	Value
Arizona - 95.2%
Arizona Health Facilities Auth. Rev.:
Participating VRDN:
Series MS 06 1779, 3.69% (Liquidity Facility Morgan Stanley) (a)(c)	$ 1,200,000	$ 1,200,000
Series MS 06 1780, 3.69% (Liquidity Facility Morgan Stanley) (a)(c)	1,400,000	1,400,000
Series MS 06 1782, 3.69% (Liquidity Facility Morgan Stanley) (a)(c)	18,745,000	18,745,000
(Southwest Behavioral Health Svcs., Inc. Proj.) 3.63%, LOC JPMorgan Chase Bank, VRDN (a)	1,985,000	1,985,000
Arizona School Facilities Board Rev.:
Bonds:
(State School Impt. Proj.) 5.25% 7/1/08	7,430,000	7,501,880
5% 7/1/08	3,575,000	3,608,522
Participating VRDN Series MS 00 497, 3.68% (Liquidity Facility Morgan Stanley) (a)(c)	1,002,500	1,002,500
Arizona State Univ. Ctfs. of Prtn. Participating VRDN Series Putters 694, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	1,110,000	1,110,000
Arizona State Univ. Revs. Bonds 5% 7/1/08 (FSA Insured)	1,000,000	1,007,452
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series ROC II R2134, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,930,000	4,930,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 3.64%, LOC Bank of America NA, VRDN (a)(b)	2,615,000	2,615,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 3.72%, LOC KeyBank NA, VRDN (a)(b)	1,930,000	1,930,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.75%, tender 3/3/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)	6,600,000	6,600,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.62%, LOC KBC Bank NV, VRDN (a)(b)	25,390,000	25,389,999
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 3.72%, LOC KeyBank NA, VRDN (a)(b)	2,155,000	2,155,000
Glendale Trans. Excise Tax Rev. Bonds 5% 7/1/08 (MBIA Insured)	3,575,000	3,607,411
Maricopa County & Phoenx Indl. Dev. Auth. Participating VRDN Series Putters 2198, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	6,400,000	6,400,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County High School District #201 Participating VRDN Series PZ 229, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 4,965,000	$ 4,965,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.67%, LOC Fannie Mae, VRDN (a)(b)	3,299,675	3,299,675
(Ranchwood Apts. Proj.) Series 2001 A, 3.65%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (a)(b)	3,100,000	3,100,000
(San Clemente Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (a)(b)	2,700,000	2,700,000
(San Lucas Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (a)(b)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 3.7%, LOC Fannie Mae, VRDN (a)(b)	7,000,000	7,000,000
(San Miguel Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) 3.7%, LOC Fannie Mae, VRDN (a)(b)	10,700,000	10,700,000
(Village Square Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.65% tender 12/7/07, CP mode (b)	3,200,000	3,200,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.74%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Peoria Unified School District #11 Bonds 5% 7/1/08 (FSA Insured)	1,420,000	1,430,418
Phoenix & Pima County Participating VRDN Series 06 P55U, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	5,500,000	5,500,000
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P29U, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,600,000	2,600,000
Series Putters 2364, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	3,000,000	3,000,000
Series ROC II R 10017, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,390,000	3,390,000
Series ROC II R 10215, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,345,000	3,345,000
Series ROC II R 10216, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	3,360,000	3,360,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN: - continued
Series ROC II R 10228, 3.74% (Liquidity Facility Citigroup, Inc.) (a)(b)(c)	$ 3,390,000	$ 3,390,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.72% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,260,000	1,260,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.7% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,940,000	4,940,000
Series PZ 113, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,130,000	2,130,000
Series PZ 276, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	3,700,000	3,700,000
Series PZ 85, 3.66% (Liquidity Facility BNP Paribas SA) (a)(c)	7,250,000	7,250,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Participating VRDN:
Series EC 1078, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,985,000	2,985,000
Series EGL 03 28 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(c)	1,300,000	1,300,000
Series ROC II R 11118, 3.66% (Liquidity Facility Citibank NA) (a)(c)	1,230,000	1,230,000
Series 1995, 3.67%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	11,300,000	11,300,000
Phoenix Civic Impt. Corp. Rev. Participating VRDN Series LB 07 P74, 3.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,205,000	4,205,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Bonds Series B, 5% 7/1/08	4,370,000	4,403,707
Participating VRDN:
Series MS 06 2136, 3.68% (Liquidity Facility Morgan Stanley) (a)(c)	3,700,000	3,700,000
Series MS 06 2137, 3.68% (Liquidity Facility Morgan Stanley) (a)(c)	3,700,000	3,700,000
Series 2007 A, 3.5% 3/7/08, LOC Dexia Cr. Local de France, CP	3,600,000	3,600,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN:
Series EGL 7050056 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Series ROC II R 11190, 3.66% (Liquidity Facility Citibank NA) (a)(c)	3,630,000	3,630,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Gen. Oblig. Participating VRDN:
Series EC 1118, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	$ 2,670,000	$ 2,670,000
Series PT 1436, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,395,000	1,395,000
Series Putters 1873, 3.67% (Liquidity Facility JPMorgan Chase & Co.) (a)(c)	6,000,000	6,000,000
Series ROC II R 7055, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(c)	875,000	875,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Westward Ho Apts. Proj.) Series 2003 A, 3.68%, LOC Bank of America NA, VRDN (a)(b)	1,500,000	1,500,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 3.63%, LOC JPMorgan Chase Bank, VRDN (a)	1,800,000	1,800,000
(Independent Newspaper, Inc. Proj.) Series 2000, 3.76%, LOC Wachovia Bank NA, VRDN (a)(b)	700,000	700,000
(Laura Dozer Ctr. Proj.) 3.85%, LOC JPMorgan Chase Bank, VRDN (a)	900,000	900,000
(Phoenix Expansion Proj.) 3.9%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,230,000	2,230,000
(Plastican Proj.) Series 1997, 3.64%, LOC Bank of America NA, VRDN (a)(b)	2,285,000	2,285,000
(Swift Aviation Svcs., Inc. Proj.) 3.72%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	4,995,000	4,995,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series A, 4.963% 8/1/08 (a)(b)	7,262,320	7,262,320
Participating VRDN:
Series Merlots 01 A23, 3.72% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	35,000	35,000
Series Merlots 07 E3, 3.72% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	2,900,000	2,900,000
Series MT 156, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	560,000	560,000
Series MT 247, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	620,000	620,000
Series PT 3598, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	760,000	760,000
Series Putters 2363, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (a)(b)(c)	3,000,000	3,000,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 3.77% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,000,000	2,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 3.65%, LOC Fannie Mae, VRDN (a)(b)	$ 6,000,000	$ 6,000,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1374, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,120,000	1,120,000
Pima County Unified School District #1 Tucson Bonds (Proj. of 2004) Series C, 4% 7/1/08 (FGIC Insured)	2,125,000	2,129,163
Phoenix, Maricopa, & Pima County Hsg. Single Family Mtg. Rev. Participating VRDN Series PT 4242, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	9,200,000	9,200,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series EGL 06 0141, 3.67% (Liquidity Facility Citibank NA) (a)(c)	16,500,000	16,500,000
Series EGL 06 14 Class A, 3.67% (Liquidity Facility Citibank NA) (a)(c)	2,400,000	2,400,000
Series PT 1512, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,470,000	2,470,000
Series B:
3.4% 3/7/08, CP	1,750,000	1,750,000
3.55% 12/10/07, CP	3,700,000	3,700,000
Series C:
3.38% 3/10/08, CP	3,700,000	3,700,000
3.7% 12/19/07, CP	2,000,000	2,000,000
3.71% 12/14/07, CP	3,900,000	3,900,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN:
Series ROC II R 11258, 3.68% (Liquidity Facility Citibank NA) (a)(c)	11,000,000	11,000,000
Series ROC II R 11260, 3.68% (Liquidity Facility Citibank NA) (a)(c)	3,600,000	3,600,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.66% (Liquidity Facility Citigroup, Inc.) (a)(c)	8,955,000	8,955,000
Tempe Union High School District #213 Bonds 7% 7/1/08 (FGIC Insured)	4,200,000	4,283,613
Yuma Muni. Property Corp. Rev. Bonds:
Series B, 5% 7/1/08 (XL Cap. Assurance, Inc. Insured)	1,450,000	1,463,733
Series D, 4.25% 7/1/08 (XL Cap. Assurance, Inc. Insured)	2,880,000	2,894,925
		353,055,318
Municipal Securities - continued
	Principal Amount	Value
Puerto Rico - 1.5%
Puerto Rico Commonwealth Gen. Oblig. TRAN 4.25% 7/30/08, LOC Bank of Nova Scotia, New York Agcy., LOC BNP Paribas SA	$ 5,500,000	$ 5,530,290
TOTAL INVESTMENT PORTFOLIO - 96.7% (Cost $358,585,608)		358,585,608
NET OTHER ASSETS - 3.3%		12,351,109
NET ASSETS - 100%		$ 370,936,717
Security Type Abbreviations
CP - COMMERCIAL PAPER
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 12,405
Income Tax Information
At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $358,585,608.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

November 30, 2007

1.810714.103

TEM-QTLY-0108

Showing Percentage of Net Assets

Investments November 30, 2007 (Unaudited)

Municipal Securities - 95.8%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Alabama Gen. Oblig. Bonds Series A, 5% 8/1/08 (FSA Insured)	$ 10,135	$ 10,220
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(ChapelRidge Apts. Proj.) Series E, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	11,000	11,000
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	7,325	7,325
(Liberty Square Apts. Proj.) Series C, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	8,400	8,400
(Sundown Apts. Proj.) Series 2000 E, 3.7%, LOC Regions Bank of Alabama, VRDN (c)(f)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A38, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,880	7,880
Series MS 06 2046, 3.73% (Liquidity Facility Morgan Stanley) (c)(f)(h)	12,640	12,640
Alabama Port Auth. Docks Facilities Rev. Participating VRDN:
Series DB 380, 3.7% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	12,280	12,280
Series PT 3734, 3.67% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	8,585	8,585
Alabama Pub. School & College Auth. Rev. Bonds Series D, 5.25% 8/1/08 (FSA Insured)	9,980	10,082
Auburn Indl. Dev. Board Indl. Dev. Rev. (Donaldson Co., Inc. Proj.) Series 1999, 3.66%, LOC Bank of America NA, VRDN (c)(f)	1,920	1,920
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 06 82 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(h)	10,890	10,890
Series ROC II R 10105, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(h)	4,100	4,100
Series ROC II R 10109, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(h)	4,690	4,690
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	8,000	8,000
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.69%, VRDN (c)(f)	17,000	17,000
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 3.73%, LOC Regions Bank of Alabama, VRDN (c)(f)	2,640	2,640
Huntsville Gen. Oblig. Participating VRDN Series PT 3239, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,225	5,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Huntsville Solid Waste Disp. Auth. & Resource Recovery Rev. Bonds 5.25% 10/1/08 (MBIA Insured) (f)	$ 5,955	$ 6,033
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN Series ROC II R 10106, 3.69% (Liquidity Facility Citigroup, Inc.) (c)(h)	6,800	6,800
Mobile Indl. Dev. Board Rev. (Alabama Pwr. Theodore Plant Proj.) Series A, 3.71%, VRDN (c)(f)	9,500	9,500
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 3.74%, LOC KeyBank NA, VRDN (c)(f)	770	770
Morgan County-Decatur Health Care Auth. Hosp. Rev. Participating VRDN Series PT 947, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	26,065	26,065
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 3.72%, LOC Bank of America NA, VRDN (c)(f)	880	880
		207,625
Alaska - 0.9%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series PA 1407, 3.67% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	11,005	11,005
Series Putters 1020, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,840	4,840
Series Putters 1512, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,645	6,645
Alaska Hsg. Fin. Corp. Home Mtg. Rev. Participating VRDN:
Series PT 3940, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,105	5,105
Series Putters 1398 B, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	9,370	9,370
Alaska Indl. Dev. & Export Auth. Series A, 3.69% (AMBAC Insured), VRDN (c)(f)	43,955	43,955
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN:
Series PT 862, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	9,995	9,995
Series Solar 07 28, 3.67% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(h)	23,805	23,805
Alaska Int'l. Arpts. Revs.:
Participating VRDN:
Series Merlots 99 I, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,500	7,500
Series PT 2061, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,515	9,515
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Alaska Int'l. Arpts. Revs.: - continued
Participating VRDN:
Series ROC II R138, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 8,015	$ 8,015
Series 2006 C, 3.68% (MBIA Insured), VRDN (c)(f)	30,000	30,000
Alaska Muni. Bond Bank Auth.:
Bonds Series PT 2343, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	5,730	5,730
Participating VRDN Series PT 1986, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,745	5,745
		181,225
Arizona - 2.1%
Arizona Health Facilities Auth. Rev. Participating VRDN:
Series MS 06 1780, 3.69% (Liquidity Facility Morgan Stanley) (c)(h)	13,600	13,600
Series MS 06 1782, 3.69% (Liquidity Facility Morgan Stanley) (c)(h)	34,710	34,710
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,250	5,250
Maricopa County & Phoenx Indl. Dev. Auth. Participating VRDN Series Putters 2198, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	60,895	60,895
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apts. Proj.) Series 2001 A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(San Angelin Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(San Clemente Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	5,500	5,500
(San Lucas Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 3.7%, LOC Fannie Mae, VRDN (c)(f)	4,300	4,300
(San Miguel Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	7,000	7,000
(Village Square Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	2,500	2,500
(San Fernando Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	6,750	6,750
Maricopa County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.65% tender 12/7/07, CP mode (f)	7,435	7,435
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Indl. Dev. Auth. Rev.: - continued
(Clayton Homes, Inc. Proj.) Series 1998, 3.74%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 4,200	$ 4,200
Phoenix & Pima County Participating VRDN Series 06 P55U, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	13,250	13,250
Phoenix & Pima County Single Family Mtg. Rev. Participating VRDN:
Series Putters 2364, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,015	7,015
Series ROC II R 10017, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	4,015	4,015
Series ROC II R 10215, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	4,285	4,285
Series ROC II R 10216, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	12,045	12,045
Series ROC II R 10228, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	12,725	12,725
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,345	3,345
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.66% (Liquidity Facility BNP Paribas SA) (c)(h)	17,000	17,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 3.67%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	3,000	3,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN Series Putters 2317, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	12,000	12,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,380	4,380
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.76%, LOC Wachovia Bank NA, VRDN (c)(f)	580	580
(Laura Dozer Ctr. Proj.) 3.85%, LOC JPMorgan Chase Bank, VRDN (c)	1,050	1,050
(Plastican Proj.) Series 1997, 3.64%, LOC Bank of America NA, VRDN (c)(f)	2,515	2,515
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.:
Bonds Series A, 4.963% 8/1/08 (c)(f)	29,352	29,352
Participating VRDN:
Series Merlots 01 A23, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	95	95
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev.: - continued
Participating VRDN:
Series Merlots 07 E3, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 4,505	$ 4,505
Series MT 156, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	2,190	2,190
Series MT 247, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	19,220	19,220
Series PT 3598, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,810	1,810
Series Putters 2363, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,085	7,085
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1374, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,755	2,755
Puttable Floating Option Tax Receipts Participating VRDN Series PT 4242, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,635	6,635
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series B, 3.4% 3/7/08, CP	20,000	20,000
Salt Verde Finl. Corp. Sr. Gas Rev. Participating VRDN:
Series ROC II R 11255, 3.68% (Liquidity Facility Citibank NA) (c)(h)	13,000	13,000
Series ROC II R 11258, 3.68% (Liquidity Facility Citibank NA) (c)(h)	11,300	11,300
Series ROC II R 11260, 3.68% (Liquidity Facility Citibank NA) (c)(h)	18,170	18,170
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 3.65% tender 12/5/07, CP mode	8,560	8,560
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1375, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	50	50
		449,372
Arkansas - 0.4%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 3.66%, LOC Bank of America NA, VRDN (c)(f)	1,800	1,800
Arkansas Dev. Fin. Auth. Econ. Dev. Rev. (Taber Extrusions Proj.) 3.64%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Arkansas Dev. Fin. Auth. Home Mtg. Rev. Participating VRDN Series BA 98 C, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,080	3,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arkansas - continued
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.67%, LOC Fannie Mae, VRDN (c)(f)	$ 7,900	$ 7,900
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1139, 3.73% (Liquidity Facility Morgan Stanley) (c)(f)(h)	37,900	37,900
Arkansas Gen. Oblig. Bonds (Fed Hwy Proj.) Series 2001 A, 5.25% 8/1/08	18,785	18,982
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 3.74%, LOC Fortis Banque SA, VRDN (c)(f)	9,500	9,500
Univ. of Arkansas Univ. Revs. Participating VRDN Series PT 1948, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,660	5,660
		89,822
California - 2.2%
Access to Lns. for Learning Student Ln. Corp. Rev. (Student Ln. Prog.) Series VA1, 3.68% (AMBAC Insured), VRDN (c)(f)	5,000	5,000
Anaheim Pub. Fing. Auth. Lease Rev. Participating VRDN Series PT 2067, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,755	5,755
Bay Area Toll Auth. California Toll Bridge Rev. Participating VRDN Series Putters 1982 F, 3.76% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,930	9,930
California Gen. Oblig.:
RAN 4% 6/30/08	150,000	150,537
3.57% 12/13/07 (Liquidity Facility Dexia Cr. Local de France) (Liquidity Facility Royal Bank of Canada), CP	25,000	25,000
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.):
Series 2005 H, 3.69% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	63,360	63,360
Series 2002 J, 3.68% (MBIA Insured), VRDN (c)(f)	47,115	47,115
Series 2002 U, 3.68% (FSA Insured), VRDN (c)(f)	27,250	27,250
Series 2003 U, 3.68% (FSA Insured), VRDN (c)(f)	5,595	5,595
Series 2005 H, 3.69% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(f)	56,110	56,110
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 4.25%, VRDN (c)(f)	7,500	7,500
Garden Grove Agcy. Cmnty. Dev. Tax Allocation Rev. Participating VRDN Series PT 1979, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,775	7,775
Southern California Home Fing. Auth. Single Family Rev. Participating VRDN Series MS 02 144, 3.75% (Liquidity Facility Morgan Stanley) (c)(f)(h)	56,740	56,740
		467,667
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - 4.1%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 5,785	$ 5,785
Adams County Hsg. Auth. (Semper Village Apts. Proj.) Series 2004 A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	7,250	7,250
Arapaho County School District #6, Littleton Participating VRDN:
Series PT 1983, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,320	7,320
Series PT 1984, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,615	5,615
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 3.73%, LOC Fannie Mae, VRDN (c)(f)	13,400	13,400
Colorado Ed. Ln. Prog. TRAN 4.25% 8/5/08	21,100	21,170
Colorado Health Facilities Auth. Retirement Hsg. Rev. Bonds Series PZ 82, 3.8%, tender 2/21/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	14,900	14,900
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series FRRI 00 A3, 3.85% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	50	50
Series FRRI 00 A4, 3.85% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	520	520
Series FRRI L37J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,105	5,105
Series FRRI L9, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	700	700
Series LB 03 L31J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,025	4,025
Series LB 04 F12, 3.8% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,440	4,440
Series LB 04 F13, 3.8% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,360	5,360
Series LB 05 F1, 3.8% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,380	7,380
Series LB 05 F4, 3.8% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,300	7,300
Series Merlots 01 A20, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,215	4,215
Series PT 1373, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,590	1,590
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Participating VRDN: - continued
Series Putters 120, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 1,340	$ 1,340
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series LB 07 P55W, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,415	6,415
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series PT 1413, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,160	7,160
Series ROC II R 10119, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(h)	33,275	33,275
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 3.75% (AMBAC Insured), VRDN (c)(f)	45,655	45,655
Series 1989 A, 3.75% (AMBAC Insured), VRDN (c)(f)	72,900	72,900
Denver City & County Arpt. Rev.:
Bonds:
Series Merlots 07 C10, 3.85%, tender 2/14/08 (Liquidity Facility Bank of New York, New York) (c)(f)(h)(i)	26,765	26,765
Series Merlots 07 C22, 3.85%, tender 2/14/08 (Liquidity Facility Bank of New York, New York) (c)(f)(h)(i)	10,725	10,725
Participating VRDN:
Series DB 428, 3.67% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	4,105	4,105
Series FRRI 01 F12, 3.79% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	10,000	10,000
Series LB 07 P17, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	32,706	32,706
Series MS 06 2013, 3.71% (Liquidity Facility Morgan Stanley) (c)(f)(h)	26,290	26,290
Series MT 372, 3.7% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	8,355	8,355
Series MT 523, 3.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	9,050	9,050
Series PA 762, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PA 763, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PA 764R, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 3899, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,615	9,615
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN:
Series PT 3904, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 4,970	$ 4,970
Series PT 4338, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,315	6,315
Series PT 4437, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,170	7,170
Series PT 782, 3.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	11,015	11,015
Series PT 920, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,500	1,500
Series 2000 B, 3.72% (MBIA Insured), VRDN (c)(f)	196,800	196,800
Series 2000 C, 3.69% (MBIA Insured), VRDN (c)(f)	95,000	95,000
Series 2004 A, 3.8% (CIFG North America Insured), VRDN (c)(f)	500	500
Denver City & County Gen. Oblig. Participating VRDN Series PT 2043, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,560	6,560
Denver City & County Wtr. Commissioners Participating VRDN Series PT 4010, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,500	6,500
El Paso County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P1U, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,580	4,580
Series LB 06 P28U, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	19,130	19,130
Series MS 1136, 3.73% (Liquidity Facility Morgan Stanley) (c)(f)(h)	200	200
Series Putters 1679, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,965	7,965
Series ROC II R 10220, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	5,255	5,255
Series ROC II R 10221, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	7,925	7,925
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	680	680
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	16,000	16,000
(Timberleaf Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	13,850	13,850
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series EGL 7050046 Class A, 3.7% (Liquidity Facility Citibank NA) (c)(h)	$ 4,620	$ 4,620
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 3.73%, LOC Fannie Mae, VRDN (c)(f)	7,110	7,110
		859,111
Connecticut - 0.5%
Bridgeport Gen. Oblig. TAN 3.65% 2/1/08	16,700	16,702
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Proj.) Series S-1:
3.74% tender 12/21/07, CP mode	2,905	2,905
3.74% tender 12/21/07, CP mode	15,000	15,000
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	20	20
Danbury Gen. Oblig. BAN 4.25% 8/1/08	54,080	54,282
Fairfield Gen. Oblig. BAN 4.25% 7/25/08	7,995	8,024
		96,933
Delaware - 0.5%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.88%, VRDN (c)(f)	5,050	5,050
Series 1993 C, 3.85%, VRDN (c)	4,500	4,500
Series 1994, 3.88%, VRDN (c)(f)	20,700	20,700
Series 1999 A, 4.05%, VRDN (c)	6,730	6,730
Series 1999 B, 4.15%, VRDN (c)(f)	9,900	9,900
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,595	7,595
Series FRRI 02 L8, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,440	3,440
Series LB 07 P91W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,975	7,975
Series Merlots 06 B10, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,595	3,595
Series Merlots 07 C103, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,415	7,415
Series Merlots 07 C66, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,840	7,840
Series Putter 1513, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	8,170	8,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - continued
Delaware Hsg. Auth. Rev. Participating VRDN: - continued
Series ROC II R359, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 3,265	$ 3,265
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	8,500	8,500
		104,675
District Of Columbia - 4.4%
District of Columbia Gen. Oblig. Participating VRDN Series ROC II 99 10, 3.66% (Liquidity Facility Citibank NA) (c)(h)	5,905	5,905
District of Columbia Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series BNY 05 5, 3.76% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	27,750	27,750
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 3.64%, LOC Bank of America NA, VRDN (c)(f)	3,095	3,095
(WDC I LP Dev. Proj.) Series 2000, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,185	8,185
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev.:
Bonds Series PT 3088, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	8,555	8,555
Participating VRDN Series PT 2780, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,480	5,480
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 3.75%, LOC Branch Banking & Trust Co., VRDN (c)(f)	4,050	4,050
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	8,015	8,015
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,085	5,085
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series EGL 98 5201, 3.67% (Liquidity Facility Citibank NA) (c)(h)	12,300	12,300
Metropolitan Washington Arpts. Auth. Passenger Facility Charges Rev. Series 2005 2A, 3.7% 12/3/07, LOC Landesbank Baden-Wuert, LOC WestLB AG, CP (f)	24,000	24,000
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Bonds Series A, 5% 10/1/08 (AMBAC Insured) (f)	6,955	7,033
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series BBT 2040, 3.71% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	$ 4,920	$ 4,920
Series BBT 2054, 3.71% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	5,000	5,000
Series DB 390, 3.67% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	90,440	90,440
Series EGL 06 0151, 3.76% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)(h)	9,400	9,400
Series EGL 06 8 Class A, 3.74% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	9,325	9,325
Series EGL 07 0025, 3.73% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	49,500	49,500
Series EGL 07 0026, 3.76% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	29,590	29,590
Series EGL 07 0122, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	56,550	56,550
Series EGL 720050023 Class A, 3.75% (Liquidity Facility Citibank NA) (c)(f)(h)	5,975	5,975
Series Merlots 07 B1, 3.72% (c)(f)(h)	4,000	4,000
Series MS 06 1635, 3.74% (Liquidity Facility DEPFA BANK PLC) (c)(f)(h)	22,033	22,033
Series MT 114, 3.7% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	5,990	5,990
Series MT 13, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,245	8,245
Series MT 501, 3.7% (Liquidity Facility KBC Bank NV) (c)(f)(h)	14,285	14,285
Series MT 509, 3.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	13,105	13,105
Series PT 1991, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,220	3,220
Series PT 2672, 3.7% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	5,260	5,260
Series PT 4205, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,390	5,390
Series PT 4215, 3.7% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	15,400	15,400
Series PT 4224, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	35,690	35,690
Series PT 4431, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	13,965	13,965
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington DC Arpts. Auth. Sys. Rev.: - continued
Participating VRDN:
Series Putters 1691, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 25,205	$ 25,205
Series Putters 2121, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	22,555	22,555
Series Putters 2191, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	32,880	32,880
Series Putters 2294, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	9,000	9,000
Series ROC II R 10198, 3.77% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	15,630	15,630
Series ROC II R 12060, 3.79% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	14,850	14,850
Series ROC II R 12064, 3.8% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	5,750	5,750
Series ROC II R 7065, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	18,860	18,860
Series ROC II R54, 3.79% (Liquidity Facility Citibank NA) (c)(f)(h)	2,495	2,495
Series Stars 08 44, 3.75% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	13,355	13,355
Series Stars 148, 3.7% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	8,820	8,820
Series A, 3.52% 2/7/08, LOC Bank of America NA, CP (f)	6,000	6,000
Series C, 3.68% (FSA Insured), VRDN (c)(f)	215,215	215,215
Washington DC Metropolitan Transit Auth. Rev. Series A, 3.78% 12/14/07, LOC Wachovia Bank NA, CP	10,000	10,000
		934,851
Florida - 11.7%
Brevard County Health Facilities Auth. Health Care Facilities Rev. Participating VRDN Series LB 07 FC15, 3.78% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	6,600	6,600
Brevard County Hsg. Fin. Auth.:
(Manatee Cove Apts. Proj.) 3.66%, LOC Citibank NA, VRDN (c)(f)	11,415	11,415
(Wickham Club Apts. Proj.) Series A, 3.67%, LOC Wachovia Bank NA, VRDN (c)(f)	7,305	7,305
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,800	2,800
Brevard County School Board RAN 4% 4/25/08	40,200	40,256
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Broward County Fin. Auth. Multi-family Hsg. Rev.:
(Pinnacle Village Apts. Proj.) 3.72%, LOC Citibank NA, VRDN (c)(f)	$ 7,000	$ 7,000
(Sanctuary Apts Proj.) Series A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	16,330	16,330
Broward County Gen. Oblig. Participating VRDN Series PT 2138, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,895	13,895
Broward County Hsg. Fin. Auth. Single Family Mtg. Rev.:
Bonds Series D, 5% 4/1/08 (f)	5,000	5,018
Participating VRDN Series Merlots 01 A27, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	715	715
Broward County Port Facilities Rev. (Port Everglades Proj.) Series 1998, 3.68% (AMBAC Insured), VRDN (c)(f)	22,800	22,800
Broward County School District TAN 4% 9/30/08	32,400	32,559
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series PT 3695, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,270	3,270
Charlotte County Hsg. Fin. Multi-family Rev. (Murdock Circle Apt. Proj.) Series 2000, 3.72%, LOC Bank of America NA, VRDN (c)(f)	6,685	6,685
Citizens Property Ins. Corp. Bonds Series A, 5% 3/1/08 (MBIA Insured)	6,000	6,019
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 3.67%, LOC Fannie Mae, VRDN (c)(f)	10,305	10,305
Clay County Hsg. Fin. Auth. Rev. Participating VRDN Series BA 00 O, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	2,550	2,550
Collier County Hsg. Fin. Auth. Multi-family Rev.:
(Sawgrass Pines Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	6,800	6,800
(Summer Lakes Phase II Apts. Proj.) 3.68%, LOC Citibank NA, VRDN (c)(f)	22,000	22,000
Collier County School Board Ctfs. of Prtn. Participating VRDN Series PT 2277, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,835	3,835
Dade County Aviation Rev. Bonds (Miami Int'l. Arpt. Proj.) Series A, 6% 10/1/08 (FSA Insured) (f)	5,000	5,100
Dade County Multi-family Hsg. Rev. (Biscayne View Apts. Proj.) Series 1993, 3.73% (Monumental Life Ins. Co. Guaranteed), VRDN (c)(f)	28,475	28,475
Duval County School District TAN 4% 10/9/08	22,000	22,102
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Escambia County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series BA 01 C, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	$ 1,090	$ 1,090
Florida Board of Ed. Participating VRDN:
Series EC 1049, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,900	15,900
Series EC 1057, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	26,470	26,470
Series EGL 7053013 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(h)	8,000	8,000
Series PT 3979, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,790	10,790
Series ROC II R 10122, 3.66% (Liquidity Facility Citibank NA) (c)(h)	4,590	4,590
Florida Board of Ed. Cap. Outlay Pub. Ed. Rev. Participating VRDN:
Series EC 1126, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	17,545	17,545
Series EC 1134, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,350	15,350
Series EC 1150, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,900	4,900
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series PT 1687, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	41,605	41,605
Series PT 2036, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,565	7,565
Florida Board of Ed. Pub. Ed. Participating VRDN Series PT 1465, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,350	8,350
Florida Board of Govt. Univ. Ctr. Dorm. Rev. Participating VRDN Series PT 4411, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,900	10,900
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series PT 3820, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,050	13,050
Florida Dev. Fin. Corp. Indl. Dev.:
(Axon Circuit, Inc. Proj.) Series 2003 B1, 3.76%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,045	1,045
(Cabinet Connection of the Treasure Coast Proj.) Series 2003 B3, 3.76%, LOC Wachovia Bank NA, VRDN (c)(f)	1,475	1,475
(The Ultimate Umbrella Co., Inc. Proj.) Series 2003 B3, 3.91%, LOC Wachovia Bank NA, VRDN (c)(f)	675	675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Gen. Oblig. Participating VRDN Series Merlots 05 A22, 3.67% (Liquidity Facility Wachovia Bank NA) (c)(h)	$ 30,010	$ 30,010
Florida Hsg. Participating VRDN:
Series Clipper 06 7 3.67% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	16,935	16,935
Series Clipper 07 49, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	23,960	23,960
Florida Hsg. Fin. Agcy. Rev.:
(Ashley Lake Park II Proj.) Series J, 3.66%, LOC Freddie Mac, VRDN (c)(f)	24,000	24,000
(Bainbridge Club Apt. Proj.) Series M, 3.66%, LOC Fannie Mae, VRDN (c)(f)	5,970	5,970
(Banyan Bay Apts. Proj.) 3.66%, LOC Fannie Mae, VRDN (c)(f)	8,190	8,190
Florida Hsg. Fin. Corp. Participating VRDN Series Clipper 05 40, 3.67% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	11,437	11,437
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.65%, LOC Fannie Mae, VRDN (c)(f)	14,900	14,900
(Bridgewater Club Proj.) Series L1, 3.66%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,230	7,230
(Grande Court at North Port Apts. Proj.) Series 2004 E, 3.63%, LOC Fannie Mae, VRDN (c)(f)	6,100	6,100
(Lynn Lake Apts. Proj.) Series B1, 3.65%, LOC Freddie Mac, VRDN (c)(f)	10,100	10,100
(Mill Creek Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	15,500	15,500
(Pinnacle Grove Apts. Proj.) Series 2003 A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	7,900	7,900
(Pinnacle Pointe Apts. Proj.) Series 2003 N, 3.66%, LOC Citibank NA, VRDN (c)(f)	12,115	12,115
(Savannah Springs Apts. Proj.) Series G, 3.66%, LOC Citibank NA, VRDN (c)(f)	7,450	7,450
(Sterling Palms Apts. Proj.) Series F, 3.65%, LOC Fannie Mae, VRDN (c)(f)	14,170	14,170
Florida Hsg. Fin. Corp. Rev.:
Participating VRDN:
Series BA 00 J, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	225	225
Series BS 3051, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	6,730	6,730
Series LB 04 L74J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,595	4,595
Series LB 04 L9, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,315	6,315
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Hsg. Fin. Corp. Rev.: - continued
Participating VRDN:
Series LB 07 P48W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 11,760	$ 11,760
Series LB 07 P70W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,975	8,975
Series LB 07 P97W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	14,225	14,225
Series Merlots 06 B17, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	6,670	6,670
Series Merlots 07 C109, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	5,565	5,565
Series Merlots 07 C49, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	10,030	10,030
Series Merlots 07 C64, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	5,400	5,400
Series MS 06 2047, 3.73% (Liquidity Facility Morgan Stanley) (c)(f)(h)	9,220	9,220
Series MSTC 7028, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	14,040	14,040
Series PT 4273, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	12,910	12,910
Series Putters 1336 B, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	11,545	11,545
Series Putters 1340, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	29,385	29,385
Series Stars 07 18, 3.7% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	12,785	12,785
(Riverside Apts. Proj.) Series 2000 1, 3.68%, LOC Bank of America NA, VRDN (c)(f)	13,365	13,365
(Stuart Pointe Apts. Proj.) Series B1, 3.66%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,700	7,700
(Tuscany Lakes Apts. Proj.) Series 2002 K1, 3.66%, LOC Fannie Mae, VRDN (c)(f)	4,000	4,000
(Valencia Village Apts. Proj.) Series G, 3.67%, LOC Fannie Mae, VRDN (c)(f)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 3.65%, LOC Fannie Mae, VRDN (c)(f)	8,155	8,155
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Participating VRDN Series EC 1081, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	43,700	43,700
Florida Local Govt. Fin. Commission Auth. Rev. Series A, 3.55% 12/13/07, LOC Wachovia Bank NA, CP	14,800	14,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Participating VRDN:
Series PA 535, 3.78% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	$ 9,595	$ 9,595
Series PT 2319, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,125	5,125
Series PT 4278, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	16,800	16,800
Series 2002 E, 3.68% (FSA Insured), VRDN (c)(f)	117,145	117,145
Series B:
3.7% 12/4/07, LOC Bayerische Landesbank Girozentrale, LOC State Street Bank & Trust Co., Boston, CP (f)	22,105	22,105
3.76% 12/5/07, LOC Bayerische Landesbank (UNGTD), LOC State Street Bank & Trust Co., Boston, CP (f)	13,200	13,200
3.76% 12/5/07, LOC Bayerische Landesbank (UNGTD), LOC State Street Bank & Trust Co., Boston, CP (f)	44,800	44,800
Highlands County Ind. Dev. Auth. (Amerikan LLC Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,600	7,600
Hillsborough County Assessment Rev. Participating VRDN Series PT 3436, 3.77% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,880	11,880
Hillsborough County Aviation Auth. Rev.:
Participating VRDN:
Series Merlots 03 A18, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	3,530	3,530
Series MS 1060, 3.71% (Liquidity Facility Morgan Stanley) (c)(f)(h)	8,391	8,391
Series PT 2723, 3.7% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	3,430	3,430
Series PT 2725, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,250	5,250
Series PT 745, 3.7% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	2,500	2,500
(Tampa Int'l. Arpt. Proj.) Series 2006 C, 3.67% (MBIA Insured), VRDN (c)(f)	28,990	28,990
Series B:
3.65% 12/4/07, LOC Landesbank Baden-Wuert, CP (f)	5,300	5,300
3.7% 12/4/07, LOC Landesbank Baden-Wuert, CP (f)	3,500	3,500
3.85% 12/4/07, LOC Landesbank Baden-Wuert, CP (f)	11,900	11,900
3.85% 12/4/07, LOC Landesbank Baden-Wuert, CP (f)	25,800	25,800
Hillsborough County Aviation Auth. Rev. Tampa Int'l. Arpt. Participating VRDN Series MT 417, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	9,995	9,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Aviation Tampa Int'l. Arpt. Participating VRDN Series MT 395, 3.7% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	$ 7,245	$ 7,245
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Claymore Crossings Apt. Proj.) 3.68%, LOC Citibank NA, VRDN (c)(f)	8,190	8,190
(Hunters Run Apts. Proj.) Series 2002 A, 3.68%, LOC Fannie Mae, VRDN (c)(f)	9,000	9,000
(Lake Kathy Apt. Proj.) 3.66%, LOC SunTrust Banks, Inc., VRDN (c)(f)	11,670	11,670
(Lakewood Shores Apt. Proj.) Series 2000 A, 3.68%, LOC Bank of America NA, VRDN (c)(f)	7,040	7,040
(Meridian Pointe Apts. Proj.) 3.66%, LOC Citibank NA, VRDN (c)(f)	13,200	13,200
(Mobley Park Apts. Proj.) Series A, 3.66%, LOC Freddie Mac, VRDN (c)(f)	8,000	8,000
(Morgan Creek Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	12,700	12,700
(Royal Palm Key Apts. Proj.) 3.67%, LOC Fannie Mae, VRDN (c)(f)	7,630	7,630
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Vigo Importing Co. Proj.) 3.79%, LOC Bank of America NA, VRDN (c)(f)	500	500
Hillsborough County Port District Participating VRDN Series PT 2571, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,320	4,320
Indian River County Hosp. District Hosp. Rev. Series 1985, 3.67%, LOC Wachovia Bank NA, VRDN (c)	12,700	12,700
Jacksonville Aviation Auth. Rev. 3.68% (FGIC Insured), VRDN (c)(f)	32,460	32,460
Jacksonville Econ. Dev. (Holland Sheltair Aviation Group Proj.) 3.68%, LOC Mellon Bank NA, Pittsburgh, VRDN (c)(f)	2,100	2,100
Jacksonville Econ. Dev. Commission Indl. Dev. Rev. (STI Proj.) Series 2002, 3.64%, LOC Bank of America NA, VRDN (c)(f)	6,000	6,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Bonds Series C, 3.7% tender 12/12/07 (Liquidity Facility Dexia Cr. Local de France), CP mode	6,700	6,700
Jacksonville Hsg. Fin. Auth. Multi-family Hsg. Rev. (Brookwood Forest Apts. Proj.) 3.67%, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
Jacksonville Port Auth. Rev. (Mitsui O.S.K. Lines Ltd. Proj.) 3.7%, LOC Sumitomo Mitsui Banking Corp., VRDN (c)(f)	58,700	58,700
Lee County Arpt. Rev. Participating VRDN:
Series Floaters 01 580X, 3.71% (Liquidity Facility Morgan Stanley) (c)(f)(h)	6,995	6,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Lee County Arpt. Rev. Participating VRDN: - continued
Series MS 01 811, 3.71% (Liquidity Facility Morgan Stanley) (c)(f)(h)	$ 7,958	$ 7,958
Series PT 2269, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,135	5,135
Series ROC II R14, 3.73% (Liquidity Facility Citibank NA) (c)(f)(h)	6,870	6,870
Lee County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Univ. Club Apts. Proj.) Series A, 3.68%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
Lee County Hsg. Fin. Auth. Single Family Mtg. Rev. Bonds (Multi-county Prog.) Series B, 4.45% 9/2/08	23,000	23,092
Lee County Indl. Dev. Auth. Util. Sys. Rev. (North Fort Myers Util., Inc. Proj.) Series A, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	13,190	13,190
Manatee County Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Centre Court Apts. Proj.) Series 2000 A, 3.68%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,245	7,245
(Sabal Palm Harbour Apt. Proj.):
Series 2000 A, 3.72%, LOC Bank of America NA, VRDN (c)(f)	3,070	3,070
Series 2000 B, 3.72%, LOC Bank of America NA, VRDN (c)(f)	3,345	3,345
Marion Co. Indl. Dev. Auth. (Ocala Recycling, Inc. Proj.) 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
Miami Gen. Oblig. Participating VRDN Series EC 1168, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	22,485	22,485
Miami-Dade County Aviation Rev.:
Bonds Series A, 5.25% 10/1/08 (FGIC Insured) (f)	4,500	4,562
Participating VRDN:
Series BBT 2057, 3.71% (Liquidity Facility Branch Banking & Trust Co.) (c)(f)(h)	9,135	9,135
Series DB 353, 3.67% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	19,115	19,115
Series EGL 06 40 Class A, 3.75% (Liquidity Facility Citibank NA) (c)(f)(h)	4,950	4,950
Series EGL 07 0073, 3.73% (Liquidity Facility Banco Bilbao Vizcaya Argentaria SA) (c)(f)(h)	59,300	59,300
Series EGL 07 0105, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	22,070	22,070
Series EGL 07 0126, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	66,365	66,365
Series LB 05 L23, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	14,510	14,510
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Aviation Rev.: - continued
Participating VRDN:
Series MS 06 1415, 3.71% (Liquidity Facility Morgan Stanley) (c)(f)(h)	$ 4,420	$ 4,420
Series MS 06 1829, 3.71% (Liquidity Facility Morgan Stanley) (c)(f)(h)	13,800	13,800
Series MS 06 2122, 3.71% (Liquidity Facility Morgan Stanley) (c)(f)(h)	20,775	20,775
Series MS 1253, 3.83% (Liquidity Facility Morgan Stanley) (c)(f)(h)	2,500	2,500
Series MT 345, 3.7% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	11,950	11,950
Series ROC II R 10197, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	40,455	40,455
Series ROC II R 7535, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	9,725	9,725
Series UBS 07 1015Z, 3.69% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	14,300	14,300
Miami-Dade County Expressway Auth. Bonds Series Putters 2215, 3.52%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank) (c)(h)(i)	7,300	7,300
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 90 Class A, 3.7% (Liquidity Facility Citibank NA) (c)(h)	9,900	9,900
Miami-Dade County Hsg. Fin. Auth. Participating VRDN Series Merlots 00 HHH, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,575	4,575
Miami-Dade County Hsg. Fin. Auth. Multi-family Mtg. Rev. (22nd Avenue Apts., 183rd Street Apts. & 187th Street Apts. Proj.) Series 2003 3, 3.65%, LOC Citibank NA, VRDN (c)(f)	17,390	17,390
Miami-Dade County Indl. Dev. Auth. Rev. (Airis Miami LLC Proj.) Series 1999 A, 3.68% (AMBAC Insured), VRDN (c)(f)	15,850	15,850
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 3642, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,250	2,250
Miami-Dade County School District Bonds 4.5% 7/15/08 (MBIA Insured)	10,785	10,861
Ocean Hwy. & Port Auth. Rev. Series 1990:
3.73%, LOC Wachovia Bank NA, VRDN (c)(f)	1,500	1,500
3.73%, LOC Wachovia Bank NA, VRDN (c)(f)	1,700	1,700
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN:
Series MT 118, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,380	1,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN: - continued
Series MT 164, 3.7% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 7,315	$ 7,315
Series PT 2411, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	23,145	23,145
Orange County Hsg. Fin. Auth. Multi-family Rev.:
(Alta Westgate Apts. Proj.) Series C, 3.65%, LOC Citibank NA, VRDN (c)(f)	6,920	6,920
(Osprey Ridge Apts. Proj.) Series 2000 H, 3.65%, LOC Fannie Mae, VRDN (c)(f)	8,160	8,160
(West Point Villas Apt. Proj.) Series 2000 F, 3.65%, LOC Fannie Mae, VRDN (c)(f)	11,500	11,500
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.71%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	2,605	2,605
Orange County Tourist Dev. Tax Rev. Participating VRDN Series EC 1171, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	63,470	63,470
Orlando Utils. Commission Wtr. & Elec. Rev. Participating VRDN Series PT 2372, 3.67% (Liquidity Facility Dexia Cr. Local de France) (c)(h)	5,850	5,850
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.68%, LOC Fannie Mae, VRDN (c)(f)	9,300	9,300
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 3.67%, LOC Fannie Mae, VRDN (c)(f)	18,500	18,500
Palm Beach County School Board Ctfs. of Prtn. Participating VRDN Series ROC II R 6008, 3.69% (Liquidity Facility Citigroup, Inc.) (c)(h)	4,150	4,150
Pasco County Indl. Dev. Rev. (Pacific Med., Inc. Proj.) Series 1999, 3.69%, LOC Bank of America NA, VRDN (c)(f)	1,710	1,710
Pinellas County Cap. Impt. Rev. Bonds 5.75% 1/1/08 (FGIC Insured)	2,800	2,805
Pinellas County Hsg. Fin. Auth. Single Family Hsg. Rev. Participating VRDN Series FRRI 03 L10J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,440	1,440
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series CDC 04 4 Class A, 3.7% (Liquidity Facility CDC Fin. CDC IXIS) (c)(f)(h)	10,165	10,165
Series MT 66, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	17,350	17,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN: - continued
Series MT 9, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 15,470	$ 15,470
Series PT 2239, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,895	10,895
Series PT 993, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,190	6,190
Pinellas County Indl. Council Indl. Dev. Rev. (Hunter Douglas, Inc. Proj.) 3.65%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	3,100	3,100
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.68%, LOC Fannie Mae, VRDN (c)(f)	8,600	8,600
Saint Petersburg Cap. Impt. Rev. (Arpt. Proj.) Series 1997 C, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	435	435
Seminole County School District TAN 4.25% 9/17/08	20,000	20,093
South Miami Health Facilities Baptist Health Participating VRDN:
Series MT 436, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	20,835	20,835
Series PA 1488, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,375	9,375
Series PA 1490, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,000	8,000
Series PT 4125, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,120	5,120
St. Johns County School Board Participating VRDN:
Series PT 3576, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,275	8,275
Series PT 3587, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,530	13,530
Sunshine State Govt. Fing. Commission Rev. Series I:
3.7% 12/4/07 (CIFG North America Insured), CP (f)	7,895	7,895
3.72% 12/14/07 (CIFG North America Insured), CP (f)	20,000	20,000
Tamarac Indl. Dev. Rev. (Fazio Hldgs. LP Proj.) Series 2000, 3.76%, LOC Wachovia Bank NA, VRDN (c)(f)	3,400	3,400
Tampa Bay Wtr. Util. Sys. Rev. 3.64%, LOC Bank of America NA, VRDN (c)(f)	76,900	76,900
		2,472,963
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.9%
Atlanta Arpt. Rev.:
Participating VRDN:
Series Merlots 00 CCC, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 13,000	$ 13,000
Series MS 00 313, 3.74% (Liquidity Facility Morgan Stanley) (c)(f)(h)	7,425	7,425
Series MT 11, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,960	5,960
Series MT 373, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,875	4,875
Series MT 43, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	9,680	9,680
Series A-1, 3.5% 3/7/08, LOC Bayerische Landesbank (UNGTD), LOC Calyon, CP (f)	11,430	11,430
Atlanta Finl. Guarantee Ins. Co. Participating VRDN 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	15,310	15,310
Atlanta Hsg. Auth. Multi-family Rev. 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,100	8,100
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,100	4,100
(Capitol Gateway Apts. Proj.) 3.69%, LOC Bank of America NA, VRDN (c)(f)	4,125	4,125
(Carver Redev. Proj.) Series 2000, 3.65%, LOC Fannie Mae, VRDN (c)(f)	4,115	4,115
(Collegetown at Harris Homes Phase I Proj.) 3.68%, LOC Fannie Mae, VRDN (c)(f)	7,530	7,530
(Peaks at West Atlanta Proj.) Series 2001, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,710	4,710
(Market District at Atlanta Commons Proj.) Series A, 3.66%, LOC Wachovia Bank NA, VRDN (c)(f)	18,950	18,950
Atlanta Wtr. & Wastewtr. Rev. Series 2006-1, 3.65% 12/19/07, LOC Bank of America NA, LOC Dexia Cr. Local de France, CP	20,000	19,999
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	6,400	6,400
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 3.66%, LOC Regions Bank of Alabama, VRDN (c)(f)	7,500	7,500
(Canton Mill Lofts Proj.) Series 1999, 3.73%, LOC Branch Banking & Trust Co., VRDN (c)(f)	13,915	13,915
Carrollton Hsg. Auth. Multifamily Rev. (Magnolia Lake Apts. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	11,740	11,740
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County School District BAN 4% 12/31/07	$ 10,000	$ 10,003
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,965	5,965
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 3.65%, LOC Freddie Mac, VRDN (c)(f)	10,010	10,010
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.72%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,400	1,400
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Eagles Trace Apts. Proj.) Series 1996, 3.67%, LOC Fannie Mae, VRDN (c)(f)	8,350	8,350
(Villas of Friendly Heights Proj.) Series 2001, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,555	3,555
(Wesley Club Apts. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	8,500	8,500
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls Apt. Proj.) Series 1999, 3.67%, LOC Wachovia Bank NA, VRDN (c)(f)	18,000	18,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 3.64%, LOC Bank of America NA, VRDN (c)(f)	10,300	10,300
George L Smith II World Congress Ctr. Auth. Rev. Participating VRDN Series MS 06 1634, 3.71% (Liquidity Facility Morgan Stanley) (c)(f)(h)	9,280	9,280
Georgia Gen. Oblig. Participating VRDN Series Clipper 07 53, 3.66% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	8,895	8,895
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN:
Series Merlots 06 B11, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,200	7,200
Series Merlots 07 H10, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	17,075	17,075
Series MS 06 1836, 3.73% (Liquidity Facility Morgan Stanley) (c)(f)(h)	7,140	7,140
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,595	4,595
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,500	2,500
(Mayor's Point Term. Proj.) Series 1992, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	900	900
Gwinnett County Dev. Auth. Indl. Dev. Rev.:
(Curtis 1000, Inc. Proj.) Series 1996, 3.65%, LOC Wells Fargo Bank NA, VRDN (c)(f)	6,260	6,260
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Gwinnett County Dev. Auth. Indl. Dev. Rev.: - continued
3.7%, LOC SunTrust Banks, Inc., VRDN (c)(f)	$ 3,600	$ 3,600
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	15,600	15,600
(Herrington Woods Apt. Proj.) Series 1996 A, 3.67%, LOC Fannie Mae, VRDN (c)(f)	12,635	12,635
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 3.65%, LOC Bank of America NA, VRDN (c)(f)	12,250	12,250
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,930	1,930
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 3.72%, LOC Regions Bank of Alabama, VRDN (c)(f)	15,555	15,555
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 3.64%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Participating VRDN Series Putters 2333, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	9,950	9,950
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,200	2,200
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds Second Series 1995, 3.76%, tender 7/1/08 (c)	27,800	27,800
Newnan Dev. Auth. Multi-family Hsg. Rev. (The Club at Newnan Crossing Proj.) 3.64%, LOC Fannie Mae, VRDN (c)(f)	3,270	3,270
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.72%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,605	1,605
Roswell Hsg. Auth. Multi-family Hsg. Rev. (Walton Centennial Proj.) Series A, 3.66%, LOC Wachovia Bank NA, VRDN (c)(f)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.95%, VRDN (c)(f)	57,400	57,400
(Kaolin Terminals, Inc. Proj.) 3.64%, LOC Bank of America NA, VRDN (c)(f)	27,971	27,971
Savannah Hsg. Auth. Multi-family Hsg. Rev. (Live Oak Plantation Proj.) Series 2001 A1, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 3.72%, LOC Regions Bank of Alabama, VRDN (c)(f)	12,790	12,790
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 3.66%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 19,000	$ 19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 3.64%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	15,000	15,000
Whitfield County School District Bonds 4% 4/1/08	2,000	2,003
Winder-Barrow County Joint Dev. Auth. Solid Waste Disp. Rev. 3.95%, VRDN (c)(f)	6,250	6,250
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,800	2,800
		603,301
Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Participating VRDN:
Series MSTC 01 147 Class A, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	11,185	11,185
Series PA 1110, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PA 1238, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,695	1,695
Series PT 3809, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,220	7,220
Series PT 3889, 3.7% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	11,300	11,300
Series ROC II R59, 3.77% (Liquidity Facility Citibank NA) (c)(f)(h)	7,495	7,495
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series EGL 07 0034, 3.76% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	79,200	79,200
Series MS 06 2135, 3.73% (Liquidity Facility Wells Fargo & Co.) (c)(f)(h)	9,725	9,725
Series PA 1062, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,370	6,370
Series PA 1224, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,670	4,670
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN: - continued
Series PA 795R, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 8,900	$ 8,900
Hawaii Gen. Oblig. Participating VRDN Series EGL 00 1101, 3.7% (Liquidity Facility Citibank NA) (c)(h)	6,470	6,470
		159,225
Illinois - 4.6%
Aurora Single Family Mtg. Rev. Participating VRDN:
Series 2362, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,050	5,050
Series Merlots 07 E2, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	12,720	12,720
Series Merlots 07 E4, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,400	7,400
Series Putters 2361, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	10,050	10,050
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 3.74%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,300	1,300
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.73%, LOC Fannie Mae, VRDN (c)(f)	2,000	2,000
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 3.68%, LOC JPMorgan Chase Bank, VRDN (c)(f)	38,800	38,800
Chicago Board of Ed. Participating VRDN:
Series PT 2446, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,440	5,440
Series ROC II R 10097, 3.66% (Liquidity Facility Citibank NA) (c)(h)	10,390	10,390
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 3.7% (Liquidity Facility Citibank NA) (c)(h)	9,900	9,900
Series EGL 98 1302, 3.67% (Liquidity Facility Citibank NA) (c)(h)	11,600	11,600
Series PT 4122, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,220	7,220
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 3.73%, LOC Harris NA, VRDN (c)(f)	3,450	3,450
(MRC Polymers, Inc. Proj.) Series 2001, 3.65%, LOC LaSalle Bank NA, VRDN (c)(f)	5,106	5,106
Chicago O'Hare Int'l. Arpt. Participating VRDN Series PT 3977, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.:
Participating VRDN:
Series BA 99 X2, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	$ 32,670	$ 32,670
Series BA 99 X1, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	14,995	14,995
Series Merlots 01 A85, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,655	5,655
Series MT 49, 3.7% (Liquidity Facility DEPFA BANK PLC) (c)(f)(h)	6,000	6,000
Series MT 53, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	16,650	16,650
Series MT 59, 3.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	6,145	6,145
Series PA 1198, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	15,425	15,425
Series PA 1199, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,000	7,000
Series PA 1200, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,250	2,250
Series PT 2345, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,560	2,560
Series PT 755, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	7,000	7,000
Series PT 756, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	7,990	7,990
Series PT 980, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,325	5,325
Series Putters 1364 Z, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	8,340	8,340
Series Putters 250, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	11,375	11,375
Series Putters 253, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	9,995	9,995
Series Putters 368Z, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	10,850	10,850
Series Putters 370, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,995	4,995
Series Putters 383, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,495	7,495
Series Putters 845Z, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	14,640	14,640
Series ROC II R69, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	18,070	18,070
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Participating VRDN:
Series ROC II R70, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 5,670	$ 5,670
Series A, 3.62% 12/11/07, LOC Dexia Cr. Local de France, LOC Fortis Banque SA, CP (f)	8,454	8,454
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 3.66%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) 3.68%, LOC LaSalle Bank NA, VRDN (c)(f)	10,500	10,500
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,195	4,195
Series PT 2041, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,680	7,680
Chicago Single Family Mtg. Rev. Participating VRDN:
Series FRRI 00 L12, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	320	320
Series FRRI 02 L24J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	620	620
Series Merlots 00 A31, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	55	55
Chicago Wtr. Rev. Participating VRDN Series Merlots 97 V, 3.67% (Liquidity Facility Wachovia Bank NA) (c)(h)	930	930
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 3.68%, LOC JPMorgan Chase Bank, VRDN (c)(f)	19,580	19,580
Cook County Gen. Oblig. Participating VRDN Series PA 591, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,300	5,300
Cook County School District # 162 Matteson Bonds Series PT 3040, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	6,325	6,325
Cook County School District #135 Participating VRDN Series PT 3120, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,655	5,655
DuPage County Trans. Rev. Participating VRDN:
Series MSTC 01 139, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	9,995	9,995
Series MSTC 01 140, 3.68% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	18,010	18,010
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 3.64%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	4,165	4,165
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 3.73%, LOC Harris NA, VRDN (c)(f)	$ 3,015	$ 3,015
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 3.7% tender 12/5/07, CP mode (f)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Camcraft Proj.) Series 1993, 3.8%, LOC JPMorgan Chase Bank, VRDN (c)(f)	100	100
(Delta-Unibus Corp. Proj.) Series 2001, 3.69%, LOC Bank of America NA, VRDN (c)(f)	5,600	5,600
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.73%, LOC Harris NA, VRDN (c)(f)	1,462	1,462
(R&R Enterprises 2nd Proj.) Series 1999 A, 3.73%, LOC Harris NA, VRDN (c)(f)	4,030	4,030
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Bonds Series PZ 80, 3.8%, tender 2/22/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	13,040	13,040
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 3.65%, LOC HSBC Bank USA, VRDN (c)(f)	7,825	7,825
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
3.64%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
3.64%, LOC Wachovia Bank NA, VRDN (c)(f)	23,000	23,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 3.73% (MBIA Insured), VRDN (c)(f)	14,860	14,860
Illinois Fin. Auth. Indl. Dev. Rev. (Bohler Uddeholm Corp. Proj.) 3.68%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	10,000	10,000
Illinois Gen. Oblig. Participating VRDN:
Series EGL 02 1301 Class A, 3.7% (Liquidity Facility Citibank NA) (c)(h)	5,900	5,900
Series EGL 02 1304 Class A, 3.7% (Liquidity Facility Citibank NA) (c)(h)	5,040	5,040
Series PT 2009, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,720	4,720
Series Putters 636, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	3,980	3,980
Series ROC II R 10291, 3.67% (Liquidity Facility Citigroup, Inc.) (c)(h)	9,900	9,900
Series ROC II R 12020, 3.72% (Liquidity Facility Citibank NA) (c)(h)	5,000	5,000
Series ROC II R 12069, 3.72% (Liquidity Facility Citigroup, Inc.) (c)(h)	15,225	15,225
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Health Facilities Auth. Rev. Participating VRDN Series PA 848R, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 5,190	$ 5,190
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev.:
(Prairie Station Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	17,900	17,900
(Valley View Apts. Proj.) 3.69%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	11,200	11,200
Illinois Hsg. Dev. Auth. Rev. Participating VRDN:
Series LB 06 P38U, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,375	8,375
Series LB 07 P78W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,000	6,000
Series ROC II R 10205, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	8,590	8,590
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN Series SG 3, 3.86% (Liquidity Facility Societe Generale) (c)(h)	4,000	4,000
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 3.67% (Liquidity Facility Citibank NA) (c)(h)	5,000	5,000
Series PT 1929, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,540	7,540
Illinois Schools Participating VRDN Series PZP 6, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,595	2,595
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN Series EGL 07 0152, 3.66% (Liquidity Facility Citibank NA) (c)(h)	18,600	18,600
Kane, Cook & DuPage Counties School District #46 Elgin Participating VRDN Series DB 425, 3.66% (Liquidity Facility Deutsche Bank AG) (c)(h)	9,990	9,990
Kane, McHenry, Cook & DeKalb Counties United School District #300 Participating VRDN Series PT 3947, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	27,855	27,855
Lake County Solid Waste Disp. Facilities Rev. (Countryside Landfill, Inc. Proj.) Series B, 3.66%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,320	4,320
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.65%, LOC Freddie Mac, VRDN (c)(f)	6,000	6,000
McHenry County Cmnty. School District #200 Participating VRDN Series DB 420, 3.66% (Liquidity Facility Deutsche Bank AG) (c)(h)	22,340	22,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
McLean & Woodford Counties Cmnty. Unit School District #5 Bonds Series PT 1989, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	$ 15,020	$ 15,020
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 3.7% (Liquidity Facility Citibank NA) (c)(h)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series DB 433, 3.66% (Liquidity Facility Deutsche Bank AG) (c)(h)	10,330	10,330
Series ROC II R 12031, 3.72% (Liquidity Facility Citigroup, Inc.) (c)(h)	4,780	4,780
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 3.73%, LOC Harris NA, VRDN (c)(f)	3,135	3,135
Northern Illinois Muni. Pwr. Agcy. Pwr. Proj. Rev. Participating VRDN Series EC 1176, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	41,600	41,600
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 3.68%, LOC Fannie Mae, VRDN (c)(f)	10,630	10,630
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	560	560
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 3.67%, LOC JPMorgan Chase Bank, VRDN (c)(f)	9,500	9,500
Springfield Arpt. Auth. Arpt. Rev. Bonds (Garrett Aviation Services Proj.) 4.4% 2/1/08 (Gen. Elec. Co. Guaranteed) (f)	6,095	6,102
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series PZ 47, 3.66% (Liquidity Facility BNP Paribas SA) (c)(h)	10,380	10,380
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
3.69%, LOC LaSalle Bank NA, VRDN (c)(f)	7,490	7,490
3.69%, LOC LaSalle Bank NA, VRDN (c)(f)	4,875	4,875
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,630	5,630
		977,639
Indiana - 2.4%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 3.66%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	5,710	5,710
Brownsburg 1999 School Bldg. Corp. Participating VRDN Series PT 3234, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN Series PT 3103, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 5,955	$ 5,955
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 3.69%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	2,400	2,400
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 3.67%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	7,919	7,919
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 3.65%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	1,999	1,999
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 3.66%, VRDN (c)(f)	32,500	32,500
Indiana Bond Bank RAN 4.25% 1/31/08, LOC Bank of New York, New York	34,200	34,233
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy, Inc. Proj.) Series B, 3.66%, LOC Calyon, VRDN (c)(f)	26,500	26,500
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 3.95%, VRDN (c)(f)	7,000	7,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 3.64%, LOC JPMorgan Chase Bank, VRDN (c)(f)	6,250	6,250
Series 2002 B, 3.65%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Indiana Hsg. & Cmnty. Dev. Auth. Participating VRDN Series CRVS 06 1013, 3.69% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	4,020	4,020
Indiana Hsg. & Cmnty. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 07 C52, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,795	7,795
Series PA 1423 R, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,500	7,500
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 12, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	9,995	9,995
Series Merlots 01 A2, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	810	810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN: - continued
Series Merlots 97 H, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	$ 2,065	$ 2,065
Series Putters 1204, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,085	5,085
Series ROC II R99, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	3,015	3,015
Indiana State Fin. Auth. Wtr. Facilities Rev. Participating VRDN Series 111, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	10,980	10,980
Indiana State Univ. Revs. Series 2005, 3.6% 1/10/08, LOC JPMorgan Chase Bank, CP	39,100	39,100
Indiana Trans. Fin. Auth. Hwy. Rev. Participating VRDN:
Series PT 2262, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,125	5,125
Series PT 3249, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,655	5,655
Indianapolis Arpt. Auth. Participating VRDN Series MSTC 06 263 Class A, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	10,390	10,390
Indianapolis Arpt. Auth. Rev. Participating VRDN Series LB 05 L24, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	16,395	16,395
Indianapolis Arpt. Facilities Rev. Series 2007, 3.53% 4/7/08, LOC Fortis Banque SA, LOC State Street Bank & Trust Co., Boston, CP (f)	16,500	16,500
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 3.7%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	9,845	9,845
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 3.69%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(f)	6,280	6,280
(US LLC Proj.) Series 1996, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	250	250
Indianapolis Gas Util. Sys. Rev. 3.45% 2/6/08, CP	50,000	50,000
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series DB 355, 3.66% (Liquidity Facility Deutsche Bank AG) (c)(h)	23,390	23,390
Series MACN 05 P, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	6,245	6,245
Series MT 39, 3.7% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	16,270	16,270
Series Putters 1154, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	14,170	14,170
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN: - continued
Series Putters 1424, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	$ 16,870	$ 16,870
Series Putters 3490, 3.7% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	7,675	7,675
Indianapolis Local Pub. Impt. Bond Bank Wtrwks. Participating VRDN Series PT 3963, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(h)(i)	6,525	6,525
IPS Multi-School Bldg. Corp. Participating VRDN Series PT 2297, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,620	5,620
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 3.64%, LOC Bank of America NA, VRDN (c)(f)	9,435	9,435
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.93%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	300	300
Purdue Univ. Rev. Participating VRDN Series PT 3510, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,150	8,150
Springfield Pub. Util. Rev.:
Bonds 3.77%, tender 5/17/08 (Liquidity Facility Bank of America NA) (c)(h)(i)	17,250	17,250
Participating VRDN Series AAB 06 34, 3.7% (Liquidity Facility Bank of America NA) (c)(f)(h)	19,520	19,520
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 3.71%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	3,305	3,305
		515,846
Iowa - 0.4%
Iowa Fin. Auth.:
Participating VRDN:
Series LB 03 L21J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,780	5,780
Series LB 04 L33J, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	9,155	9,155
Series 2003 F, 3.68% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(f)	11,385	11,385
Series 2005 C, 3.68% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	12,000	12,000
Iowa Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 00 N, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	4,280	4,280
Series Putters 1205, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,390	7,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Single Family Rev. Participating VRDN: - continued
Series ROC II R74, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 2,510	$ 2,510
Iowa School Cash Anticipation Prog. TRAN Series A, 4.5% 6/27/08 (FSA Insured)	34,100	34,244
		86,744
Kansas - 0.6%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 3.64%, LOC Bank of America NA, VRDN (c)(f)	25,100	25,100
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 3.69%, LOC Fannie Mae, VRDN (c)(f)	7,800	7,800
Olathe Gen. Oblig. BAN Series A, 4% 6/1/08	25,700	25,738
Sedgwick & Shawnee Counties Participating VRDN:
Series Merlots 07 C45, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	5,160	5,160
Series ROC II R 10223, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	8,195	8,195
Series ROC II R 10225, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	6,815	6,815
Wyandotte County/Kansas City Unified Govt. Gen. Oblig. BAN 3.65% 4/1/08	50,690	50,690
		129,498
Kentucky - 1.4%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.73%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 3.5%, tender 4/15/08 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (c)	9,270	9,270
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.95% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.95% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	67,250	67,250
Series 1993 B, 3.95% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(f)	37,700	37,700
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 3.68%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 3.72%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 100	$ 100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	690	690
Kenton County Arpt. Board Arpt. Rev. Participating VRDN Series FRRI 02 L15, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	10,475	10,475
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.73%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 3.68% (AMBAC Insured), VRDN (c)(f)	32,700	32,700
Kentucky Hsg. Participating VRDN Series Clipper 05 35, 3.7% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	10,000	10,000
Kentucky Hsg. Auth. Participating VRDN 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,740	8,740
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN:
Series 03 L49J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,335	2,335
Series PA 1445, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,050	8,050
Kentucky Hsg. Corp. Multi-family Rev. (Canterbury Southgate Hsg. Proj.) 3.65%, LOC Freddie Mac, VRDN (c)(f)	13,880	13,880
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series 06 2059, 3.68% (Liquidity Facility Morgan Stanley) (c)(h)	10,000	10,000
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series PT 2702, 3.67% (Liquidity Facility Danske Bank AS) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	14,815	14,815
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 3.74%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	6,000	6,000
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 3.65%, LOC Wachovia Bank NA, VRDN (c)(f)	7,450	7,450
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 06 53 Class A, 3.7% (Liquidity Facility Citibank NA) (c)(h)	14,000	14,000
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 3.7% (Liquidity Facility Citibank NA) (c)(h)	6,115	6,115
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Louisville Reg'l. Arpt. Auth. Sys. Rev. Participating VRDN Series LB 05 P3U, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 11,345	$ 11,345
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 3.78%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	1,875	1,875
		297,560
Louisiana - 1.8%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN Series MS 996, 3.73% (Liquidity Facility Morgan Stanley) (c)(f)(h)	7,315	7,315
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 3.69% (Liquidity Facility Citigroup, Inc.) (c)(h)	8,065	8,065
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 3.8%, VRDN (c)(f)	7,500	7,500
Jefferson Parish Fin. Auth. Participating VRDN Series GS 07 28TP, 3.65% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(h)	52,515	52,515
Lafayette Util. Sys. Rev. Participating VRDN Series PT 2323, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,180	5,180
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.77% (ConocoPhillips Guaranteed), VRDN (c)(f)	24,000	24,000
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 0137, 3.67% (Liquidity Facility Citibank NA) (c)(h)	11,550	11,550
Series EGL 06 73 Class A, 3.7% (Liquidity Facility Citibank NA) (c)(h)	9,900	9,900
Series MS 1127, 3.71% (Liquidity Facility Morgan Stanley) (c)(h)	31,550	31,550
Series Putters 2378, 3.66% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	15,605	15,605
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN Series LB 99 A52, 4.02% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	1,580	1,580
Participating VRDN Series Clipper 05 11, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	3,629	3,629
Louisiana Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Floaters 2142, 3.73% (Liquidity Facility Morgan Stanley) (c)(f)(h)	12,195	12,195
Series PT 4258, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	12,655	12,655
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 5,750	$ 5,750
Louisiana Pub. Facilities Auth. Rev. (Air Products & Chemicals, Inc. Proj.):
3.7%, VRDN (c)(f)	6,250	6,250
3.7%, VRDN (c)(f)	5,000	5,000
New Orleans Aviation Board Rev. Series 1997 A, 3.72% (MBIA Insured), VRDN (c)(f)	17,670	17,670
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 3.73% (Liquidity Facility Citibank NA) (c)(h)	5,790	5,790
Port New Orleans Board Commerce Rev. 3.65%, LOC BNP Paribas SA, VRDN (c)(f)	19,355	19,355
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 3.66%, LOC Wachovia Bank NA, VRDN (c)(f)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 1991, 3.55% tender 2/12/08, CP mode	2,100	2,100
(Dow Chemical Co. Proj.):
Series 1993, 3.8%, VRDN (c)(f)	29,000	29,000
Series 1994 A, 3.8%, VRDN (c)(f)	14,700	14,700
Series 1994 B, 3.73%, VRDN (c)	13,200	13,200
Series 1995, 3.8%, VRDN (c)(f)	48,750	48,750
		383,404
Maine - 0.8%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 3.64%, LOC Bank of America NA, VRDN (c)(f)	12,500	12,500
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 184, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	140	140
Series MT 185, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	560	560
Series MT 207, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	120	120
Series MT 275, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	305	305
Series MT 312, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	210	210
Series MT 375, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	550	550
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Hsg. Auth. Mtg. Purchase Rev.:
Bonds:
(Maine Gen. Mtg. Proj.) Series 2006 H, 3.62%, tender 12/17/07 (c)(f)	$ 25,000	$ 25,000
Series 2007 B, 3.75%, tender 5/15/08 (c)(f)	8,500	8,500
Series 2007 D, 3.82%, tender 7/18/08 (c)(f)	15,000	15,000
Participating VRDN:
Series BA 99 P, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	10,915	10,915
Series Putters 1414 B, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,010	5,010
Series ROC II R 10206, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	7,065	7,065
Series 2003 E2:
3.68% (AMBAC Insured), VRDN (c)(f)	25,450	25,450
3.68% (AMBAC Insured), VRDN (c)(f)	20,115	20,115
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 3.68%, LOC Fannie Mae, VRDN (c)(f)	22,100	22,100
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 3.65%, LOC Bank of America NA, VRDN (c)(f)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series ROC II R 10126, 3.69% (Liquidity Facility Citibank NA) (c)(h)	1,800	1,800
		164,340
Maryland - 1.7%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 3.75% tender 12/7/07, LOC Wachovia Bank NA, CP mode (f)	35,000	35,000
Anne Arundel County Port Facilities Auth. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.73% tender 12/11/07, LOC Wachovia Bank NA, CP mode	48,000	48,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 3.54% tender 1/7/08, LOC Wachovia Bank NA, CP mode	18,700	18,700
Baltimore Rev. Participating VRDN Series SGA 20, 3.67% (Liquidity Facility Societe Generale) (c)(h)	13,900	13,900
Baltimore Wtr. & Swr. Rev. Participating VRDN Series EC 1097, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,200	2,200
Maryland Cmnty. Dev. Administration Participating VRDN Series LB 07 P45W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,935	5,935
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. Participating VRDN Series LB 07 P26W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 9,485	$ 9,485
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds (Maryland Residential Rev. Proj.) 3.37% 12/15/08 (b)(f)	10,000	10,000
Participating VRDN:
Series LB 04 L24, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,880	8,880
Series LB 04 L59J, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,500	5,500
Series LB 04 L75J, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,800	7,800
Series Merlots 07 C54, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	14,765	14,765
Series MT 160, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	1,020	1,020
Series PA 1432, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	16,560	16,560
Series PT 3188, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	530	530
Series Putters 1206, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,140	7,140
Series Putters 1515, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,155	6,155
Series Putters 1759, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	8,695	8,695
Series UBS 07 1004, 3.69% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	6,665	6,665
(Maryland Residential Rev. Proj.) Series R, 3.64% 12/14/07 (f)	2,500	2,500
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Single Family Hsg. Rev. Participating VRDN:
Series MSTC 7027, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	4,770	4,770
Series MT 478, 3.7% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	3,170	3,170
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,500	1,500
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	21,675	21,675
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	$ 15,000	$ 15,000
Maryland Gen. Oblig. Participating VRDN Series EC 1072, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,815	8,815
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series MS 867, 3.71% (Liquidity Facility Morgan Stanley) (c)(h)	34,350	34,350
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,850	1,850
Series MT 313, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	20	20
Series MT 314, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,935	2,935
Series MT 88, 3.86% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	2,720	2,720
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Participating VRDN:
Series PT 766, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	15,465	15,465
Series PT 842, 3.7% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	9,995	9,995
		351,695
Massachusetts - 0.4%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds (Nantucket Elec. Co. Proj.) Series 2005, 3.55% tender 3/10/08, CP mode (f)	20,400	20,400
Massachusetts Edl. Fing. Auth. Ed. Ln. Rev. Participating VRDN Series BS 3061, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	14,995	14,995
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Participating VRDN Series ROC II R 10207, 3.73% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	4,495	4,495
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1993 A, 3.5% tender 3/12/08, CP mode	20,000	20,000
Massachusetts Tpk. Auth. Metropolitan Hwy. Sys. Rev. Participating VRDN Series ROC II R 9138, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(h)	15,055	15,055
		74,945
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 1.7%
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(h)	$ 7,365	$ 7,365
Series GS 06 100 TP, 3.64% (Liquidity Facility DEPFA BANK PLC) (c)(h)	22,891	22,891
Series PT 3755, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	22,955	22,955
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Putters 200, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	4,100	4,100
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 06 0142, 3.7% (Liquidity Facility Citibank NA) (c)(h)	10,500	10,500
Series PZ 119, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,660	12,660
Michigan Gen. Oblig. Participating VRDN Series PT 4405, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,000	3,000
Michigan Hosp. Fin. Auth. Rev. Participating VRDN Series PT 732, 3.64% (Liquidity Facility Svenska Handelsbanken AB) (c)(h)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 3.65%, LOC Bank of America NA, VRDN (c)(f)	7,520	7,520
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2007 A, 3.69% (FSA Insured), VRDN (c)(f)	12,000	12,000
Series 2006 A, 3.69% (FSA Insured), VRDN (c)(f)	59,280	59,280
Series 2006 C, 3.69% (FSA Insured), VRDN (c)(f)	30,375	30,375
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series B, 3.73% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	12,800	12,800
Michigan Muni. Bond Auth. Rev. RAN Series B-2, 4.5% 8/20/08, LOC Bank of Nova Scotia, New York Agcy.	44,100	44,350
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) 4.12%, VRDN (c)	4,700	4,700
(Fintex LLC Proj.) Series 2000, 3.76%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,100	1,100
(Majestic Ind., Inc. Proj.) 3.76%, LOC Comerica Bank, Detroit, VRDN (c)(f)	1,500	1,500
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series DB 439, 3.67% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	4,485	4,485
Series EGL 07 0017, 3.73% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	11,300	11,300
Series Merlots 07 B2, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	13,000	13,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Wayne County Arpt. Auth. Rev. Participating VRDN: - continued
Series MT 203, 3.7% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	$ 16,125	$ 16,125
Series Putters 2667, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	18,280	18,280
Series Putters 836, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	7,555	7,555
Series ROC II R 12055, 3.79% (Liquidity Facility Citibank NA) (c)(f)(h)	21,565	21,565
Series ROC II R 9105, 3.77% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	3,060	3,060
		356,766
Minnesota - 1.3%
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN:
Series MT 60, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	1,490	1,490
Series MT 61, 3.82% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	2,725	2,725
Series PT 2816, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	585	585
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 3.69%, LOC Fannie Mae, VRDN (c)(f)	4,325	4,325
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 3.69%, LOC Fannie Mae, VRDN (c)(f)	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN:
Series PT 4232, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	155	155
Series PT 4233, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	22,150	22,150
Minneapolis & Saint Paul Metropolitan Arpts. Commission Participating VRDN Series PT 4038, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,250	5,250
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Participating VRDN:
Series MSTC 290, 3.7% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	4,985	4,985
Series PT 1457, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,085	5,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.: - continued
Participating VRDN:
Series PT 1459, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	$ 5,555	$ 5,555
Series PT 2844, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,375	7,375
Series PT 735, 3.7% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	5,225	5,225
Series Putters 1903, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	10,550	10,550
3.42% 3/6/08, LOC WestLB AG, CP (f)	6,768	6,768
Minnesota Participating VRDN Series EC 1059, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,700	6,700
Minnesota Gen. Oblig. Bonds:
5% 8/1/08	37,675	37,995
5% 11/1/08	7,385	7,490
Minnesota Hsg. Fin. Agcy.:
Bonds:
(Minnesota Residential Hsg. Fin. Proj.) Series B, 3.7% 3/4/08 (f)	15,500	15,500
(Residential Hsg. Fin. Proj.) Series 2007 G, 3.73% 5/29/08 (f)	45,800	45,800
Participating VRDN:
Series LB 03 L28J, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,600	4,600
Series LB 04 L23, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,215	5,215
Series LB 06 K23, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,000	5,000
Series LB 07 P53W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,595	6,595
Series Merlots 01 B3, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,450	1,450
Series MS 06 1800, 3.73% (Liquidity Facility Morgan Stanley) (c)(f)(h)	5,000	5,000
Series Putters 1207, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,475	5,475
Series Putters 1552, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,410	2,410
Series UBS 07 35, 3.69% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	6,200	6,200
(Minnesota Residential Hsg. Fin. Proj.) Series I, 3.68% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy.: - continued
(Residential Hsg. Fin. Proj.) Bonds Series O, 3.35% 12/18/08 (b)(f)	$ 11,800	$ 11,800
Richfield Multi-family Hsg. Rev. (Lynwood Partners LLC Proj.) 3.68%, LOC LaSalle Bank NA, VRDN (c)(f)	15,445	15,445
		277,098
Mississippi - 0.5%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 3.69%, VRDN (c)(f)	18,100	18,100
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.7%, LOC JPMorgan Chase Bank, VRDN (c)(f)	25,000	25,000
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.65%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series PT 3240, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	17,795	17,795
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 3.72%, LOC Wachovia Bank NA, VRDN (c)(f)	9,670	9,670
Mississippi Home Corp. Single Family Mtg. Rev. Participating VRDN Series PT 4260, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	22,020	22,020
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	1,085	1,085
		106,870
Missouri - 1.5%
Clay County Pub. School District Participating VRDN Series PT 2195, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,015	6,015
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	13,000	13,000
Jefferson County Indl. Dev. Auth. Multi-family Hsg. Rev. (Pevely Pointe Apts. Proj.) 3.65%, LOC Freddie Mac, VRDN (c)(f)	11,900	11,900
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 3.64%, LOC Fannie Mae, VRDN (c)(f)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 3.67%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 3.67% (Liquidity Facility Wachovia Bank NA) (c)(h)	$ 13,185	$ 13,185
(Lutheran High School Assoc. Proj.) 3.68%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,400	4,400
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 10293, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(h)	12,560	12,560
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 3.68%, LOC Bank of America NA, VRDN (c)(f)	37,800	37,800
Series 1991 B, 3.66% (MBIA Insured), VRDN (c)(f)	2,000	2,000
Series 2005 C, 3.66% (MBIA Insured), VRDN (c)(f)	11,900	11,900
Series 2005 E, 3.68% (MBIA Insured), VRDN (c)(f)	7,750	7,750
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN:
Series MT 496, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	19,540	19,540
Series MT 499, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	20,000	20,000
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,350	3,350
Series Clipper 05 14, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	8,221	8,221
Series FRRI 03 L5J, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,600	4,600
Series FRRI A64, 3.84% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	685	685
Series GS 07 84TP, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(h)	8,399	8,399
Series LB 04 L15, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,710	3,710
Series LB 04 L35J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,665	4,665
Series Merlots 01 A28, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,370	1,370
Series Putters 1208, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,630	3,630
Series Putters 1514, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,255	2,255
Series Putters 224, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	1,405	1,405
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Joint Muni. Elec. Util. Cmnty. Pwr. Proj. Participating VRDN:
Series DB 392, 3.65% (Liquidity Facility Deutsche Bank AG) (c)(h)	$ 12,345	$ 12,345
Series ROC II R 11276, 3.66% (Liquidity Facility Citibank NA) (c)(h)	27,975	27,964
Saint Louis Arpt. Rev. Participating VRDN:
Series EC 1086, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,430	6,430
Series MT 414, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	9,990	9,990
Series PT 4013, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,310	9,310
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.) Series 2001 A, 3.72%, LOC LaSalle Bank NA, VRDN (c)(f)	4,500	4,500
Springfield Pub. Bldg. Corp. Participating VRDN Series Putters 1629, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	34,960	34,960
		325,889
Montana - 0.2%
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	1,820	1,820
Series Clipper 2006 2, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	15,020	15,020
Series LB 03 L33J, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	13,570	13,570
Series LB 04 6, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,705	5,705
Series Merlots 02 A19, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	1,300	1,300
		37,415
Nebraska - 0.4%
Central Plains Energy Nebraska Gas Proj. Rev. Participating VRDN Series EC 1121, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,400	15,400
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.64%, LOC Bank of America NA, VRDN (c)(f)	3,000	3,000
Nebhelp, Inc. Rev. Series C, 3.67% (MBIA Insured), VRDN (c)(f)	40,000	40,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Hsg. Participating VRDN 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 8,930	$ 8,930
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Participating VRDN:
Series FRRI L31, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	40	40
Series Merlots 00 UU, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	2,440	2,440
Series Putters 1352, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,455	5,455
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 16 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(h)	5,330	5,330
		80,595
Nevada - 1.9%
Clark County Arpt. Rev.:
Bonds Series B1, 5% 7/1/08 (f)	108,025	108,829
Participating VRDN:
Series BS 331, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	10,015	10,015
Series MT 31, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	11,590	11,590
Series PT 2358, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,170	5,170
Series Putters 498, 3.68% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(f)(h)	21,035	21,035
Series Putters 910, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,295	5,295
Series ROC II R 11038, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	5,015	5,015
Series ROC II R 7534, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	13,155	13,155
Series ROC II R 9086, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	20,560	20,560
Clark County Fuel Tax Participating VRDN:
Series PZ 132, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,710	8,710
Series PZ 135, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,175	6,175
Clark County Indl. Dev. Rev. Participating VRDN Series Putters 1765, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	11,230	11,230
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County Passenger Facility Charge Rev. McCarran Int'l. Arpt. Participating VRDN Series DB 381, 3.67% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	$ 21,925	$ 21,925
Clark County School District Participating VRDN:
Series PT 3261, 3.67% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,940	15,940
Series PZ 166, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	30,190	30,190
Series PZ 168, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	18,420	18,420
Clarke County Hwy. Impt. Rev. Participating VRDN Series EC 1101, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,425	13,425
Las Vegas Valley Wtr. District Participating VRDN Series PT 1672, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	16,365	16,365
Nevada Dept. of Bus. & Industry:
(Republic Svcs., Inc. Proj.) 4.25%, VRDN (c)(f)	7,500	7,500
(Valley Joist, Inc. Proj.) Series A, 3.72%, LOC Regions Bank of Alabama, VRDN (c)(f)	6,845	6,845
Nevada Gen. Oblig.:
Bonds Series A, 5% 8/1/08 (FSA Insured)	5,180	5,224
Participating VRDN Series PZ 141, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,435	4,435
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	405	405
(Horizon Apt. Hsg. Proj.) Series 2000 A, 3.7%, LOC Fannie Mae, VRDN (c)(f)	5,510	5,510
Nevada Hwy. Impt. Rev. Participating VRDN Series Putters PZ 154, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	19,010	19,010
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series PT 3212, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,670	10,670
		402,643
New Hampshire - 1.5%
Manchester Arpt. Rev. 3.72% (FGIC Insured), VRDN (c)(f)	31,760	31,760
New Hampshire Bus. Fin. Auth. Exempt Facilities Rev. (Waste Mgmt. of New Hampshire, Inc. Proj.) 3.69%, LOC Wachovia Bank NA, VRDN (c)(f)	10,500	10,500
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 3.64%, LOC Bank of America NA, VRDN (c)(f)	4,800	4,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 3.5% tender 2/14/08, CP mode (f)	$ 20,000	$ 20,000
Series 1990 B, 3.78% tender 12/4/07, CP mode	40,600	40,600
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 3.7%, LOC Wachovia Bank NA, VRDN (c)(f)	4,625	4,625
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 3.95%, LOC HSBC Bank USA, VRDN (c)(f)	2,750	2,750
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 3.66%, LOC Deutsche Bank AG, VRDN (c)(f)	20,000	20,000
New Hampshire Higher Edl. & Health Facilities Auth. Rev. Participating VRDN Series MS 866, 3.71% (Liquidity Facility Morgan Stanley) (c)(h)	50,185	50,185
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 3.63%, LOC Fannie Mae, VRDN (c)(f)	15,800	15,800
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series BA 01 B, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	980	980
Series Clipper 05 3, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	47,000	47,000
Series LB 05 P4, 3.78% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,580	6,580
Series LB 07 P69W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,585	3,585
Series Merlots 00 A29, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,280	1,280
Series Merlots 00 B13, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	325	325
Series Merlots 01 A51, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,825	1,825
Series Merlots 01 A82, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,955	1,955
Series Merlots 97 F, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,860	1,860
Series PA 1404R, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	16,935	16,935
Series PA 351, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	525	525
Series Putters 1210 B, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,980	5,980
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN: - continued
Series Putters 1284 B, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	$ 6,270	$ 6,270
Series Putters 1555, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,855	5,855
New Hampshire State Hsg. Fin. Rev. Participating VRDN Series Putters 1431, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	11,660	11,660
		313,635
New Jersey - 0.5%
Cherry Hill Township Gen. Oblig. BAN 4% 10/21/08	21,214	21,314
East Brunswick Township Gen. Oblig. BAN 4% 1/4/08	15,813	15,818
Essex County Gen. Oblig. BAN 4.25% 8/20/08	17,600	17,674
Fair Lawn Gen. Oblig. BAN Series A, 4% 12/19/07	11,749	11,751
Passaic County Gen. Oblig. BAN 4% 5/14/08	33,386	33,432
Stafford Township BAN 4% 12/19/07	10,408	10,409
		110,398
New Mexico - 0.7%
Albuquerque Gen. Oblig. Bonds Series A, 5% 7/1/08	4,285	4,317
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 3.66%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,785	1,785
New Mexico Edl. Assistance Foundation Student Ln. Rev. Participating VRDN Series RBC I 36, 3.7% (Liquidity Facility Royal Bank of Canada) (c)(f)(h)	24,695	24,695
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	11,789	11,789
Series GS 07 56TP, 3.67% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)(h)	35,512	35,512
Series LB 06 P56, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,580	4,580
Series Merlots 00 A9, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	1,580	1,580
Series Merlots 01 A37, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,560	4,560
Series MS 06 1948, 3.73% (Liquidity Facility Morgan Stanley) (c)(f)(h)	12,260	12,260
New Mexico Mtg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1506, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	22,985	22,985
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - continued
New Mexico Severance Tax Rev. Bonds Series A, 5% 7/1/08	$ 15,000	$ 15,112
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	5,180	5,180
		144,355
New York - 0.0%
Rockland County Gen. Oblig. BAN 4% 12/20/07	8,100	8,102
New York & New Jersey - 0.7%
Port Auth. of New York & New Jersey Participating VRDN:
Series EGL 06 107 Class A, 3.73% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	151,450	151,450
Series Putters 1969, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	3,075	3,075
		154,525
Non State Specific - 1.6%
Multi-state Participating VRDN:
Series Clipper 07 44, 3.68% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(h)	26,780	26,780
Series Putters 1850 F, 3.76% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	43,445	43,445
Series PZP 011, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	940	940
Series PZP 015, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,025	11,025
Multi-state Hsg. Participating VRDN:
Series Clipper 06 2, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	11,486	11,486
Series Clipper 06 6, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	19,094	19,094
Series Clipper 07 14, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	16,300	16,300
Series Clipper 07 19, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	8,328	8,328
Series Clipper 07 47, 3.71% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	39,020	39,020
Series Clipper 07 52, 3.73% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	35,610	35,610
Series LB 04 L68J, 3.9% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	15,485	15,485
Series LB 05 L11, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	11,385	11,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - continued
Multi-state Hsg. Participating VRDN: - continued
Series LB 05 LJ5, 3.89% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 18,280	$ 18,280
Series LB 06 P30U, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	11,855	11,855
Series LB 07 P81W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	26,000	26,000
Nebraska & Ohio Hsg. Participating VRDN Series LB 07 P75W, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	23,715	23,715
Rhode Island & Pennsylvania Hsg. Participating VRDN Series LB 07 P80W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	26,000	26,000
		344,748
North Carolina - 1.6%
Brunswick County Enterprise Participating VRDN PT 2235, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,310	5,310
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.71%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	1,900	1,900
Charlotte Arpt. Rev.:
Participating VRDN Series ROC II 99 R9, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	3,000	3,000
Series A, 3.66% (MBIA Insured), VRDN (c)(f)	9,945	9,945
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,470	5,470
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 3.81%, VRDN (c)(f)	20,000	20,000
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 3.74%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	2,150	2,150
Mecklenburg County Multi-family Hsg. Rev. (Sycamore Green Apts. Proj.) 3.64%, LOC Bank of America NA, VRDN (c)(f)	7,910	7,910
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	3,200	3,200
North Carolina Cap. Facilities Fin. Agcy. Exempt Facilities Rev. (Republic Services, Inc. Proj.) 3.95%, VRDN (c)(f)	20,000	20,000
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN Series ROC II R 12072, 3.72% (Liquidity Facility Citigroup, Inc.) (c)(h)	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	$ 29,385	$ 29,385
Series FRRI 02 L7, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,050	2,050
Series FRRI 03 L17, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,500	2,500
Series LB 03 L44J, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,100	1,100
Series Merlots 06 B12, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	9,190	9,190
Series Putters 1553, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	4,950	4,950
North Carolina Hwy. Participating VRDN Series EC 1138, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,185	15,185
Piedmont Triad Arpt. Auth. Series B, 3.64% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	32,990	32,990
Raleigh Durham Arpt. Auth. Arpt. Rev.:
Participating VRDN:
Series MS 06 1832, 3.67% (Liquidity Facility Morgan Stanley) (c)(f)(h)	816	816
Series Putters 2012, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,860	4,860
Series 2006 B, 3.72% (XL Cap. Assurance, Inc. Insured), VRDN (c)(f)	75,000	75,000
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	6,500	6,500
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.) 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	7,000	7,000
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	5,700	5,700
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(h)	42,710	42,710
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	6,840	6,840
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 3.73%, LOC Harris NA, VRDN (c)(f)	$ 1,200	$ 1,200
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,000	5,000
		340,361
North Dakota - 0.0%
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 3.74%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,000	1,000
Ohio - 1.0%
Dayton Montgomery County Port Auth. Spl. Arpt. Facilities Rev. (Wilmington Air Park, Inc. Proj.):
Series 2007 A, 3.77% (Deutsche Post AG Guaranteed), VRDN (c)(f)	38,600	38,600
Series 2007 B, 3.77% (Deutsche Post AG Guaranteed), VRDN (c)(f)	38,600	38,600
Series 2007 C, 3.77% (Deutsche Post AG Guaranteed), VRDN (c)(f)	33,800	33,800
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.75%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	5,400	5,400
Delaware Gen. Oblig. BAN 4% 5/8/08	5,645	5,653
Erie County Hosp. Facilities Rev. Participating VRDN Series LB 07 FC13, 3.78% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	5,250	5,250
Ohio Air Quality Dev. Auth. Rev. (Cincinnati Gas & Elec. Co. Proj.) Series A, 3.95%, VRDN (c)	13,700	13,700
Ohio Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN:
Series BA 98 B, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	16,750	16,750
Series BA 98 Q, 3.73% (Liquidity Facility Bank of America NA) (c)(f)(h)	18,500	18,500
Series LB 03 L46J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,300	3,300
Series Putters 1334, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,245	2,245
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.69%, LOC Charter One Bank NA (OLD), VRDN (c)(f)	3,800	3,800
(Pedcor Invts. Willow Lake Apts. Proj.) Series A, 3.67%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(f)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2007 J, 3.67% (Liquidity Facility KBC Bank NV), VRDN (c)(f)	$ 4,400	$ 4,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.65%, LOC Bank of America NA, VRDN (c)(f)	8,100	8,100
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.72%, LOC KeyBank NA, VRDN (c)(f)	2,200	2,200
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 4.05%, LOC JPMorgan Chase Bank, VRDN (c)(f)	480	480
		203,178
Oklahoma - 0.4%
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	1,000	1,000
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,300	3,300
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 3.6%, tender 12/1/07 (c)(f)	18,350	18,350
(Shawnee Fdg. LP Proj.) Series 1996, 3.65%, LOC Bank of Nova Scotia, VRDN (c)(f)	4,700	4,700
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 04 3, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	20,954	20,954
Series LB 06 P42, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	8,725	8,725
Series LB 99 A5, 3.84% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)	680	680
Series Putters 1380, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	10,360	10,360
Oklahoma Industries Auth. Rev. Bonds (INTEGRIS Health Proj.) 6% 8/15/08 (AMBAC Insured)	4,465	4,536
Oklahoma Student Ln. Auth. Rev. Series 2002 A1, 3.7% (MBIA Insured), VRDN (c)(f)	2,000	2,000
Tulsa Arpts. Impt. Trust Spl. Facility Rev. 3.66%, LOC Landesbank Hessen-Thuringen, VRDN (c)(f)	10,120	10,120
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 3.69%, LOC Bank of America NA, VRDN (c)(f)	1,200	1,200
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B2, 3.66% (Liquidity Facility Bank of America NA) (c)(h)	7,000	7,000
		92,925
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.6%
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 3.71%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	$ 3,600	$ 3,600
Oregon Gen. Oblig. TAN Series A, 4.5% 6/30/08	28,700	28,840
Oregon Homeowner Rev. Participating VRDN:
Series MT 227, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,615	4,615
Series MT 228, 3.7% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	30,160	30,160
Series MT 229, 3.67% (Liquidity Facility Lloyds TSB Bank PLC) (c)(h)	5,565	5,565
Series MT 294, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,155	2,155
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,115	5,115
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.78% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	11,750	11,750
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 3.74%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,900	1,900
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) 3.64%, LOC Bank of America NA, VRDN (c)(f)	1,500	1,500
(New Columbia - Trouton Proj.) 3.64%, LOC Bank of America NA, VRDN (c)(f)	24,730	24,730
		119,930
Pennsylvania - 3.5%
Allegheny County Participating VRDN Series ROC II R 11252, 3.66% (Liquidity Facility Citibank NA) (c)(h)	16,910	16,910
Allegheny County Arpt. Auth. Arpt. Rev. Participating VRDN Series PT 3965, 3.7% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	6,820	6,820
Allegheny County Arpt. Auth. Rev. Participating VRDN:
Series MT 508, 3.7% (Liquidity Facility DEPFA BANK PLC) (c)(f)(h)	12,800	12,800
Series PT 3891, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,320	4,320
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,400	8,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Sanitation Auth. Swr. Rev. Participating VRDN Series MS 60 2147, 3.71% (Liquidity Facility Morgan Stanley) (c)(h)	$ 28,555	$ 28,555
Berks County Indl. Dev. Auth. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 3.7% tender 12/5/07, CP mode (f)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.85%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	78,825	78,825
Series 1998 A2, 3.72%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(f)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev.:
(Clear Lake Lumber, Inc. Proj.) Series 1997, 3.69%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	950	950
(Greenleaf Corp. Proj.) 3.71%, LOC Nat'l. City Bank Cleveland, VRDN (c)(f)	4,100	4,100
Guthrie Health Participating VRDN:
Series BS 7047, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	10,000	10,000
Series GS 7048, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(h)	18,310	18,310
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 3.69%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,500	1,500
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 1991, 3.64% tender 12/7/07, CP mode (f)	17,350	17,350
Series 1998, 3.65% tender 12/7/07, CP mode (f)	18,250	18,250
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.71%, LOC JPMorgan Chase Bank, VRDN (c)(f)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series B, 3.73%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
(FirstEnergy Corp. Proj.) Series A, 3.7%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	13,000	13,000
(Merck & Co. Proj.) Series 2000, 3.65%, VRDN (c)(f)	17,000	17,000
(Shippingport Proj.) Series A, 3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	13,800	13,800
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Westrum Hanover, LP Proj.) 3.64%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(f)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1994 B3, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	$ 600	$ 600
Series 1996 D5, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	1,500	1,500
Series 1997 B1, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800	800
Series 1997 B4, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	800	800
Series 1997 B6, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	200	200
Series 1997 B8, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	600	600
Series 1997 B9, 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	400	400
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.25%, VRDN (c)(f)	7,550	7,550
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.805%, VRDN (c)(f)	8,400	8,400
Series B, 3.7% (Sunoco, Inc. Guaranteed), VRDN (c)(f)	6,900	6,900
Pennsylvania Gen. Oblig. Participating VRDN Series EC 1166, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,150	15,150
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 B, 3.65% (AMBAC Insured), VRDN (c)(f)	32,400	32,400
Series 1988 C, 3.65% (AMBAC Insured), VRDN (c)(f)	6,950	6,950
Series 1988 E, 3.65% (AMBAC Insured), VRDN (c)(f)	10,000	10,000
Series 1997 A, 3.66% (AMBAC Insured), VRDN (c)(f)	18,600	18,600
Series 2002 B, 3.66% (FSA Insured), VRDN (c)(f)	47,200	47,200
Series A:
3.66% (AMBAC Insured), VRDN (c)(f)	20,000	20,000
3.66% (FSA Insured), VRDN (c)(f)	79,000	79,000
Pennsylvania Hsg. Fin. Agcy. Participating VRDN Series LB 06 P35, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,200	4,200
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series PT 890, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,800	4,800
Series Putters 2138, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	8,865	8,865
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Pub. School Bldg. Auth. Philadelphia School Lease Rev. Participating VRDN Series EGL 06 161, 3.67% (Liquidity Facility Citibank NA) (c)(h)	$ 19,000	$ 19,000
Philadelphia Arpt. Rev.:
Participating VRDN:
Series Putters 2260Z, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	2,800	2,800
Series ROC II R 9176, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	2,130	2,130
Series 2005 C, 3.68% (MBIA Insured), VRDN (c)(f)	42,000	42,000
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN:
Series MT 342, 3.7% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	6,750	6,750
Series PA 882, 3.71% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,795	3,795
Philadelphia Gen. Oblig. TRAN Series A, 4.5% 6/30/08	27,400	27,528
Pittsburgh Urban Redev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 996, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)(h)	13,320	13,320
Temple Univ. of the Commonwealth Sys. of Higher Ed. BAN 4.25% 4/24/08	19,100	19,146
		730,279
Puerto Rico - 0.0%
Puerto Rico Ind. Med. & Envir. Poll. Cont. Facilities Fing. Auth. Rev. Bonds (Abbot Labs Proj.) 3.95%, tender 3/1/08 (c)	2,680	2,680
Rhode Island - 0.2%
Rhode Island Econ. Dev. Corp. Participating VRDN:
Series PT 2954, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,205	2,205
Series Putters 971, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,450	3,450
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN:
Series PT 3618, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,285	6,285
Series UBS 07 1002, 3.69% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 3.64%, LOC Bank of America NA, VRDN (c)(f)	$ 5,000	$ 5,000
Rhode Island Student Ln. Auth. Student Ln. Rev. Participating VRDN Series PT 3634, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,900	6,900
		30,840
South Carolina - 1.4%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.69%, VRDN (c)(f)	8,100	8,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 3.71%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,650	7,650
Florence-Darlington Commission for Technical Ed. Spl. Fee Rev. Participating VRDN Series PT 2549, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,170	6,170
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon Village Proj. ) Series B, 3.66%, LOC Bank of America NA, VRDN (c)(f)	11,075	11,075
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.75%, VRDN (c)	2,600	2,600
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	8,825	8,825
South Carolina Assoc. of Governmental Organizations (SCAGO) TAN 4.25% 4/11/08	73,100	73,252
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev.:
Bonds Series B, 3.87% 9/1/08 (f)	16,700	16,700
Participating VRDN:
Series BA 01 L, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	3,125	3,125
Series Putters 1388, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	5,265	5,265
Series ROC II R398, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	2,060	2,060
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	2,900	2,900
(City Heights Apt. Proj.) Series 2000 A1, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,960	1,960
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(ACI Industries LLC Proj.) 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	$ 7,000	$ 7,000
(Alfmeier Corp. Proj.) 3.71%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(f)	1,500	1,500
(Carolina Ceramics LLC Proj.) 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	2,800	2,800
(Carolinas Recycling Group Proj.) Series 2001, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	2,400	2,400
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	9,000	9,000
(Giant Cement Holding, Inc. Proj.) 3.66%, LOC Citibank NA, VRDN (c)(f)	16,650	16,650
(Keys Printing Co. Proj.) 3.76%, LOC JPMorgan Chase Bank, VRDN (c)(f)	800	800
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 3.67%, LOC Wachovia Bank NA, VRDN (c)(f)	1,100	1,100
Series 1997 B, 3.67%, LOC Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
Series C, 3.67%, LOC Wachovia Bank NA, VRDN (c)(f)	6,225	6,225
(Paxar Corp. Proj.) Series 1996, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	4,800	4,800
(Ring Missouri LP Proj.) Series 1999, 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	1,785	1,785
(Turnils North America Proj.) Series 1999, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	6,265	6,265
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 3.65%, LOC Wachovia Bank NA, VRDN (c)(f)	5,000	5,000
South Carolina Ports Auth. Ports Rev.:
Participating VRDN Series MS 06 1390X, 3.71% (Liquidity Facility Morgan Stanley) (c)(f)(h)	10,308	10,308
Series 1998 B, 3.72% (FSA Insured), VRDN (c)(f)	25,000	25,000
South Carolina Pub. Svc. Auth. Rev. 3.7% 12/12/07, CP	8,000	8,000
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series PT 2306, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,070	5,070
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.43% tender 2/1/08, CP mode	27,800	27,800
		299,805
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Dakota - 0.6%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 6,135	$ 6,135
South Dakota Hsg. Dev. Auth.:
Bonds (Homeownership Mtg. Proj.):
Series 2007 C, 4.5% 6/1/08 (f)	24,000	24,110
Series 2007 F 4.25% 8/15/08 (f)	26,000	26,080
Series 2007 F 4.5% 2/1/08 (f)	14,500	14,519
Participating VRDN:
Series Clipper 05 9, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	8,420	8,420
Series LB 04 L34J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,415	1,415
Series LB 05 L18, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	11,650	11,650
Series LB 06 K21, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,015	6,015
Series LB 06 P41, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,490	2,490
Series PA 1436, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,480	10,480
Series Putters 1415, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	3,650	3,650
Series ROC II R 10211, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	9,705	9,705
(Harmony Heights Proj.) Series 2001, 3.73%, LOC Fannie Mae, VRDN (c)(f)	6,500	6,500
(Home Ownership Mtg. Proj.) Series 2003 F, 3.7% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)(f)	2,300	2,300
		133,469
Tennessee - 1.9%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 3.64%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,500	4,500
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 3.64%, LOC Bank of America NA, VRDN (c)(f)	17,000	17,000
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 3.65%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 3.95%, VRDN (c)(f)	11,600	11,600
Memphis Gen. Oblig. 3.46% 2/12/08 (Liquidity Facility WestLB AG), CP	36,100	36,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Memphis Health, Edl. & Hsg. Facilities Board (Ashland Lakes Apts. Proj.) Series A, 3.65%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	$ 8,000	$ 8,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	36,815	36,815
Series PT 3897, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 706, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,525	5,525
Series PT 718, 3.7% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	4,995	4,995
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board (Whispering Oaks Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	15,000	15,000
Metropolitan Nashville Arpt. Auth. Passenger Facilities Charge Rev. 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	12,375	12,375
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 3.7%, LOC Landesbank Baden-Wuert, VRDN (c)(f)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 3.64%, LOC LaSalle Bank NA, VRDN (c)(f)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev.:
Series 2001 III A, 3.7% (AMBAC Insured), VRDN (c)(f)	5,300	5,300
Series II D1, 3.69% (AMBAC Insured), VRDN (c)(f)	15,985	15,985
Sullivan County Health, Edl. & Hsg. Facilities Wellmont Health Hosp. Rev. Participating VRDN Series LB 06 F6, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	16,870	16,870
Tennessee Hsg. Participating VRDN Series Clipper 05 10, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(f)(h)	37,285	37,285
Tennessee Hsg. Dev. Agcy.:
Bonds Series Merlots C51, 3.75%, tender 2/20/08 (Liquidity Facility Bank of New York, New York) (c)(f)(h)(i)	17,275	17,275
Participating VRDN:
Series BA 01 H, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	2,420	2,420
Series FRRI 02 L13, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,785	2,785
Series LB 04 L7, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,685	1,685
Series LB 07 P99W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	19,975	19,975
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Tennessee Hsg. Dev. Agcy.: - continued
Participating VRDN:
Series LB L32J, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	$ 5,870	$ 5,870
Series PT 3433, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	9,935	9,935
Series ROC II R 10212, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	9,525	9,525
Tennessee Hsg. Dev. Agcy. Single Family Hsg. Rev. Participating VRDN:
Series LB 07 P76W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	37,380	37,380
Series LB 07 P77W, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	33,725	33,725
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 3.65%, LOC Bank of America NA, VRDN (c)(f)	5,000	5,000
		397,920
Texas - 14.1%
Arlington Spl. Oblig. Participating VRDN Series LB 05 L19, 3.73% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(h)	10,000	10,000
Austin Elec. Util. Sys. Rev. Participating VRDN Series ROC II R 10100, 3.66% (Liquidity Facility Citibank NA) (c)(h)	8,310	8,310
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series PZ 157, 3.66% (Liquidity Facility Wells Fargo & Co.) (c)(h)	8,395	8,395
Brazos County Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series MT 76, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,705	4,705
Brazos River Auth. Poll. Cont. Rev.:
Bonds (TXU Energy Co. LLC Proj.) 5.55% 5/1/33 (Pre-Refunded to 5/1/08 @ 102) (f)(g)	5,000	5,136
(Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 3.65%, LOC Wachovia Bank NA, VRDN (c)(f)	59,290	59,290
Series 2001 D2, 3.65%, LOC Wachovia Bank NA, VRDN (c)(f)	28,190	28,190
Brazos River Hbr. Navigation District Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series A2, 3.8%, VRDN (c)(f)	10,500	10,500
Brazos River Hbr. Navigation District of Brazoria County Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3.55% tender 2/12/08, CP mode	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Brazosport Independent School District Participating VRDN:
Series PT 1690, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 4,920	$ 4,920
Series PT 2315, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,305	5,305
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 3.65%, LOC HSBC Bank USA, VRDN (c)(f)	6,250	6,250
Burleson Gen. Oblig. Bonds Series PT 2545, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)(i)	6,510	6,510
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 3.65%, LOC Wachovia Bank NA, VRDN (c)(f)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 3.65%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3.64%, LOC Bank of America NA, VRDN (c)(f)	5,500	5,500
Canadian River Muni. Wtr. Auth. Participating VRDN Series PT 2792, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,790	5,790
Canutillo Independent School District Participating VRDN Series PT 1936, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,760	4,760
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
Converse Hsg. Fin. Corp. Multi-family Hsg. Rev. (Town Square Apts. Proj.) 3.66%, LOC Citibank NA, VRDN (c)(f)	14,300	14,300
Copperas Cove Independent School District Participating VRDN Series PT 3046, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,570	5,570
Cypress-Fairbanks Independent School District Participating VRDN:
Series PT 2283, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,735	9,735
Series PT 3893, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,240	5,240
Dallas Area Rapid Transit Participating VRDN Series PT 3928, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,475	5,475
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN:
Series MS 2075, 3.68% (Liquidity Facility Morgan Stanley) (c)(h)	17,750	17,750
Series PA 1195, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,265	5,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas County Util. & Reclamation District Rev. Participating VRDN Series PA 1136R, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 6,575	$ 6,575
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 00 II, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	14,895	14,895
Series Merlots 03 A34, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	4,990	4,990
Series MT 407, 3.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(f)(h)(i)	12,490	12,490
Series PT 2156, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,175	5,175
Series PT 2318, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,555	5,555
Series PT 3875, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,170	10,170
Series PT 3976, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,245	10,245
Series PT 682, 3.7% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)(h)	8,425	8,425
Series PT 825, 3.7% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)(h)	9,995	9,995
Series Putters 1019, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	2,035	2,035
Series Putters 1022, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	8,940	8,940
Series Putters 1259, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,810	5,810
Series Putters 350, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,140	7,140
Series Putters 353, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	13,220	13,220
Series Putters 354, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	5,000	5,000
Series Putters 355, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,995	7,995
Series Putters 604, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	2,120	2,120
Series Putters 778, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	4,015	4,015
Series ROC II R 12084, 3.79% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	16,830	16,830
Series ROC II R 9155, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	11,745	11,745
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Independent School District Participating VRDN Series PT 2181, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 3,560	$ 3,560
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series ROC II R 12044, 3.72% (Liquidity Facility Citigroup, Inc.) (c)(h)	22,295	22,295
Denton County Gen. Oblig. Participating VRDN Series PT 2983, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,855	6,855
Denton Util. Sys. Rev. Participating VRDN Series PT 2392, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,280	5,280
Dripping Springs Independent School District Participating VRDN Series PT 3107, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,000	9,000
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 3.73%, LOC Harris NA, VRDN (c)(f)	4,200	4,200
Ector County Independent School District Participating VRDN Series EGL 02 4301 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(h)	4,120	4,120
El Paso Independent School District Participating VRDN Series PT 4220, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,660	9,660
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,535	1,535
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	15,925	15,925
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 3.75%, LOC JPMorgan Chase Bank, VRDN (c)(f)	700	700
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 3.9%, LOC SunTrust Banks, Inc., VRDN (c)(f)	3,215	3,215
Grapevine Gen. Oblig. Participating VRDN Series PT 3055, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,260	5,260
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 3.75%, tender 6/1/08, LOC State Street Bank & Trust Co., Boston (c)(f)	15,000	15,000
Greater Texas Student Ln. Corp. Student Ln. Rev. Series 1998 A, 3.68%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(c)(f)	10,400	10,400
Gulf Coast Indl. Dev. Auth. 3.78%, LOC Wells Fargo Bank NA, VRDN (c)	5,280	5,280
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
3.7% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	$ 15,000	$ 15,000
3.7% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(f)	12,700	12,700
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.64%, LOC JPMorgan Chase Bank, VRDN (c)(f)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 3.81%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(f)	3,700	3,700
Harris County Flood Cont. District Participating VRDN Series PT 3277, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,945	2,945
Harris County Gen. Oblig.:
Participating VRDN:
Series EC 1105, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,265	7,265
Series ROC II R 12038, 3.72% (Liquidity Facility Citigroup, Inc.) (c)(h)	5,580	5,580
Series D, 3.43% 3/7/08, CP	43,069	43,069
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Louetta Village Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	12,340	12,340
(Primrose at Bammel Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 3.63%, LOC Gen. Elec. Cap. Corp., VRDN (c)(f)	11,110	11,110
(Wellington Park Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	13,350	13,350
(Lafayette Village Apts. Proj.) Series 2006, 3.65%, LOC Bank of America NA, VRDN (c)(f)	7,000	7,000
Houston Arpt. Sys. Rev.:
Participating VRDN:
Series EGL 07 0117, 3.69% (Liquidity Facility Citibank NA) (c)(h)	7,000	7,000
Series LB 06 K20, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,025	5,025
Series Merlots 01 B4, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	9,340	9,340
Series PT 1468, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	10,055	10,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.: - continued
Participating VRDN:
Series ROC II R40, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 10,125	$ 10,125
Series ROC II R41, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	12,825	12,825
Series A, 3.55% 12/6/07, LOC Dexia Cr. Local de France, CP (f)	6,000	6,000
Series A, 3.66% (FSA Insured), VRDN (c)(f)	29,600	29,591
Series A:
3.7% 12/19/07, LOC Dexia Cr. Local de France, CP (f)	5,000	5,000
3.75% 12/6/07, LOC Dexia Cr. Local de France, CP (f)	5,500	5,500
Houston Cmnty. College Sys. Pub. Facility Corp. Lease Rev. Participating VRDN Series PZ 129, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,900	6,900
Houston Gen. Oblig. Series D, 3.7% 12/12/07 (Liquidity Facility DEPFA BANK PLC), CP	3,000	3,000
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 3.66%, LOC Citibank NA, VRDN (c)(f)	5,000	5,000
(Little Nell Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	13,600	13,600
(Mayfair Park Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
Houston Independent School District Participating VRDN Series PT 3968, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,000	11,000
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 3.73%, LOC JPMorgan Chase Bank, VRDN (c)(f)	4,300	4,300
Houston Util. Sys. Rev. Participating VRDN Series PT 4159, 3.8% (Liquidity Facility Dexia Cr. Local de France) (c)(h)(i)	29,640	29,640
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 3.69%, VRDN (c)(f)	12,600	12,600
Klein Independent School District Participating VRDN Series PT 1934, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,540	5,540
Laredo Int'l. Toll Bridge Rev. Participating VRDN Series PT 3106, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,800	6,800
Leander Independent School District Participating VRDN Series Piper 05 C, 3.7% (Liquidity Facility Bank of New York, New York) (c)(h)	9,085	9,085
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Lower Colorado River Auth. Rev.:
Participating VRDN:
Series EGL 00 4302, 3.67% (Liquidity Facility Citibank NA) (c)(h)	$ 6,000	$ 6,000
Series PT 2004, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,700	5,700
Series ROC II R 10285, 3.65% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	7,620	7,620
Series A, 3.44% 2/6/08 (Liquidity Facility JPMorgan Chase Bank), CP	9,700	9,700
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3.64%, LOC Bank of America NA, VRDN (c)(f)	11,950	11,950
Mansfield Independent School District Participating VRDN Series SGA 129. 3.67% (Liquidity Facility Societe Generale) (c)(h)	5,000	5,000
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 3.65%, LOC JPMorgan Chase Bank, VRDN (c)(f)	15,100	15,100
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 3.81%, LOC Bank of America NA, VRDN (c)(f)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 3.65%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	7,820	7,820
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 C, 3.68% (AMBAC Insured), VRDN (c)(f)	16,000	16,000
Series 1991 F, 3.68% (AMBAC Insured), VRDN (c)(f)	17,300	17,300
Series 2005 C, 3.68%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(f)	98,800	98,800
Series 2006 A, 3.68% (AMBAC Insured), VRDN (c)(f)	35,345	35,345
Series A:
3.68% (AMBAC Insured), VRDN (c)(f)	6,900	6,900
3.68% (AMBAC Insured), VRDN (c)(f)	5,600	5,600
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Participating VRDN Series EGL 720050025 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(h)	8,000	8,000
Series C, 3.7% (FGIC Insured), VRDN (c)	59,835	59,835
Northside Independent School District Participating VRDN Series PT 2254, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,660	10,660
Nueces County Participating VRDN Series PT 2178, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,505	10,505
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984:
3.45% tender 12/5/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 42,200	$ 42,200
3.45% tender 12/5/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	35,000	35,000
Pearland Gen. Oblig. Participating VRDN:
Series PT 2364, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,705	5,705
Series PT 3079, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,910	5,910
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.9%, VRDN (c)(f)	50,630	50,630
Port Corpus Christi Indl. Dev. Corp. Envir. Facilities Rev. (Citgo Petroleum Corp. Proj.) 3.68%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	39,200	39,200
Round Rock Independent School District Participating VRDN Series SGA 133, 3.67% (Liquidity Facility Societe Generale) (c)(h)	11,215	11,215
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 136, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	4,995	4,995
Series PT 2796, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,955	5,955
Series Putters 888, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	6,300	6,300
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 2649, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,960	12,960
Series PT 3921, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	12,990	12,990
Series A:
3.38% 3/10/08, CP	14,000	14,000
3.52% 3/13/08, CP	26,400	26,400
San Antonio Gen. Oblig. Bonds 5% 8/1/08	9,940	10,025
San Antonio Independent School District Bonds Series AAB 01 28, 3.64%, tender 12/7/07 (Liquidity Facility Bank of America NA) (c)(h)	20,300	20,300
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 3.69%, LOC Bank of America NA, VRDN (c)(f)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 8,695	$ 8,695
South Texas Cmnty. College District Participating VRDN Series PT 1415, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,490	6,490
Southeast Texas Hsg. Fin. Corp. Single Family Mtg. Rev. Participating VRDN Series LB 05 L16, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	18,645	18,645
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	2,600	2,600
Texarkana Participating VRDN Series PT 3144, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,365	6,365
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN:
Series LB 04 L2, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,585	3,585
Series LB 05 L4J, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,730	6,730
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev.:
(Residences at Sunset Pointe Proj.) 3.72%, LOC Bank of America NA, VRDN (c)(f)	15,000	15,000
(Windshire Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	3,900	3,900
(Chisholm Trail Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	6,000	6,000
(Pinnacle Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	7,365	7,365
(Post Oak East Apts. Proj.) Series A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	8,000	8,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev.:
Participating VRDN:
Series FRRI 02 L9, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,415	6,415
Series LB 04 L16, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,625	3,625
Series LB 04 L79, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,440	7,440
Series ROC II R 11215 WF, 3.73% (Liquidity Facility Wells Fargo & Co.) (c)(f)(h)	10,995	10,995
Series ROC II R178, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	4,100	4,100
Series 2004 B, 3.68% (FSA Insured), VRDN (c)(f)	41,200	41,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Hsg. Rev.: - continued
Series 2007 A, 3.7% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	$ 31,500	$ 31,500
Series 2006 H, 3.68% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	18,000	18,000
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Participating VRDN Series LB 06 K95, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,200	4,200
Texas Dept. of Trans. Ctfs. of Prtn. Series 2005 A, 3.48% 2/8/08, LOC Bank of America NA, LOC State Street Bank & Trust Co., Boston, CP	25,000	25,000
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
3.4%, tender 12/3/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	14,925	14,925
3.4%, tender 12/3/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,110	3,110
3.4%, tender 12/3/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	3,670	3,670
3.4%, tender 12/3/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	5,565	5,565
3.4%, tender 12/3/07 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,975	4,975
Participating VRDN:
Series BA 07 1026, 3.65% (Liquidity Facility Bank of America NA) (c)(h)	31,000	31,000
Series FRRI 01 L41, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,930	6,930
Series PA 1063, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,995	8,995
Series PA 975, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,495	7,495
Series PT 3049, 3.77% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,440	8,440
Series ROC II R 11087, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	15,705	15,705
(Veterans Hsg. Assistance Prog.) Fund II Series 2002 A2:
3.7%, VRDN (c)(f)	8,100	8,100
3.7%, VRDN (c)(f)	11,650	11,650
(Veterans Land Proj.) Series A, 3.7%, VRDN (c)(f)	27,920	27,920
Series IIB, 3.73% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	4,010	4,010
TRAN 4.5% 8/28/08	758,700	763,138
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Gen. Oblig.: - continued
(Veterans' Hsg. Assistance Prog.) Series 2006 D, 3.68% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	$ 24,830	$ 24,830
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Bonds 5% 6/1/08	7,000	7,042
Texas Trans. Commission Mobility Fund Participating VRDN Series EC 1114, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	13,200	13,200
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series PT 1173, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	32,200	32,200
Series PT 4449, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	20,000	20,000
Series PT 4450, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	21,050	21,050
Texas Wtr. Dev. Board Rev. Participating VRDN Series PT 2183, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,540	11,540
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	6,700	6,700
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Bonds 5.25% 8/1/08 (MBIA Insured)	8,100	8,182
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 533, 3.67% (Liquidity Facility BNP Paribas SA) (c)(h)	26,445	26,445
Univ. of Texas Univ. Revs.:
Series 2002 A, 3.38% 4/15/08 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	12,900	12,900
Series 2002 A, 3.7% 12/11/07 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,700	5,700
Waco Gen. Oblig. Participating VRDN Series PT 2098, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,385	5,385
		2,988,778
Utah - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series A, 5% 7/1/08 (FSA Insured)	5,130	5,168
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 3.67% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(h)	9,990	9,990
Utah Board of Regents Student Ln. Rev.:
Series 1995 L, 3.68% (AMBAC Insured), VRDN (c)(f)	68,600	68,600
Series 1996 Q, 3.68% (AMBAC Insured), VRDN (c)(f)	49,500	49,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Utah Board of Regents Student Ln. Rev.: - continued
Series W, 3.68% (AMBAC Insured), VRDN (c)(f)	$ 10,000	$ 10,000
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	8,485	8,485
		151,743
Vermont - 0.5%
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 3.67% (Liquidity Facility Wachovia Bank NA) (c)(h)	10,160	10,160
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series BA 02 I, 3.68% (Liquidity Facility Bank of America NA) (c)(f)(h)	930	930
Series LB 04 L13, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	2,060	2,060
Series LB 04 L76, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	4,200	4,200
Series 17 A, 3.68% (FSA Insured), VRDN (c)(f)	6,165	6,165
Vermont Hsg. Fin. Agcy. Single Family Hsg. Rev. Bonds Series 25B, 4.25% 5/1/08 (f)	7,400	7,415
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 3.67%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	6,500	6,500
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ, 3.68% (AMBAC Insured), VRDN (c)(f)	70,385	70,385
		107,815
Virginia - 1.7%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	17,000	17,000
Arlington County Gen. Oblig. Participating VRDN Series EC 1092, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,845	3,845
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apts.) 3.67%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(f)	14,500	14,500
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 3.71%, LOC Harris NA, VRDN (c)(f)	2,055	2,055
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.64%, LOC JPMorgan Chase Bank, VRDN (c)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 4.13% (Liquidity Facility Lloyds TSB Bank PLC) (c)(h)	$ 13,600	$ 13,600
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	2,500	2,500
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992:
3.77% tender 2/8/08, CP mode (f)	3,200	3,200
3.79% tender 3/6/08, CP mode (f)	10,000	10,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	10,000	10,000
Hampton Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Avalon Pointe Proj.) Series 1996, 3.65%, LOC Fannie Mae, VRDN (c)(f)	4,537	4,537
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
3.55% tender 12/17/07, CP mode	3,400	3,400
3.61% tender 12/18/07, CP mode	4,000	4,000
3.61% tender 12/19/07, CP mode	3,300	3,300
3.65% tender 12/20/07, CP mode	4,000	4,000
3.72% tender 12/21/07, CP mode	2,700	2,700
3.75% tender 12/5/07, CP mode	3,600	3,600
3.78% tender 12/6/07, CP mode	2,000	2,000
3.79% tender 12/7/07, CP mode	2,000	2,000
3.79% tender 12/11/07, CP mode	4,000	4,000
3.81% tender 12/12/07, CP mode	2,000	2,000
Series 1987, 3.72% tender 12/17/07, CP mode	14,300	14,300
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 3.69%, LOC Wachovia Bank NA, VRDN (c)(f)	5,600	5,600
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 3.76%, LOC Wachovia Bank NA, VRDN (c)(f)	3,545	3,545
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 3.71%, LOC Wachovia Bank NA, VRDN (c)(f)	5,700	5,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 3.72% tender 2/8/08, CP mode	$ 11,200	$ 11,200
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 3.69%, LOC Wachovia Bank NA, VRDN (c)(f)	6,950	6,950
Staunton Indl. Dev. Auth. Rev. (Specialty Blades, Inc. Proj.) 3.65%, LOC SunTrust Banks, Inc., VRDN (c)(f)	7,000	7,000
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 3.65%, LOC JPMorgan Chase Bank, VRDN (c)(f)	10,000	10,000
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03 30 Class A, 3.67% (Liquidity Facility Citibank NA) (c)(h)	6,600	6,600
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series EC 1167, 3.73% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	4,250	4,250
Virginia Commonwealth Trans. Board Rev. Participating VRDN Series ROC II R 10076, 3.66% (Liquidity Facility Citibank NA) (c)(h)	4,200	4,200
Virginia Hsg. Dev. Auth. Participating VRDN Series LB 06 K75, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	5,100	5,100
Virginia Hsg. Dev. Auth. Commonwealth Mtg. Rev. Participating VRDN:
Series Merlots 06 07, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,400	7,400
Series Merlots 06 B18, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	7,865	7,865
Series Merlots 07 C42, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	8,800	8,800
Series MSTC 7019, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)(h)	23,875	23,875
Series PT 3432, 3.72% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,200	8,200
Series ROC II R 11202, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	5,625	5,625
Virginia Hsg. Dev. Auth. Single Family Hsg. Rev. Participating VRDN:
Series LB 06 P109, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	24,875	24,875
Series LB 07 P72W, 3.79% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	21,500	21,500
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN Series DB 138, 3.7% (Liquidity Facility Deutsche Bank AG) (c)(f)(h)	7,195	7,195
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Virginia Port Auth. Port Facilities Rev. Participating VRDN:
Series EGL 06 0119, 3.78% (Liquidity Facility Citibank NA) (c)(f)(h)	$ 18,780	$ 18,780
Series EGL 06 0153, 3.78% (Liquidity Facility Citibank NA) (c)(f)(h)	5,940	5,940
Virginia State Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	5,325	5,325
Series Merlots 06 C3, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,365	7,365
		364,672
Washington - 4.1%
Bellevue Gen. Oblig. Participating VRDN Series ROC II R 10302, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(h)	12,100	12,100
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	24,955	24,955
Series Merlots 01 B1, 3.72% (Liquidity Facility Wachovia Bank NA) (c)(f)(h)	6,985	6,985
Series PA 1047, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,995	8,995
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Participating VRDN:
Series PT 3062, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,320	6,320
Series PT 3063, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,760	2,760
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1392, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,205	5,205
Series Putters 256, 3.67% (Liquidity Facility JPMorgan Chase Bank) (c)(h)	2,800	2,800
Everett Indl. Dev. Corp. Exempt Facilities Rev. 3.95%, VRDN (c)(f)	9,600	9,600
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,125	9,125
Series PT 2170, 3.67% (Liquidity Facility KBC Bank NV) (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	11,000	11,000
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 3.64%, LOC Bank of America NA, VRDN (c)(f)	11,520	11,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County School District #408 Auburn Participating VRDN Series PT 3090, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 6,285	$ 6,285
King County Swr. Rev. Participating VRDN Series PA 1179, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,480	8,480
Pierce County School District #10 Tacoma Participating VRDN Series Putters 1803, 3.66% (Liquidity Facility JPMorgan Chase & Co.) (c)(h)	43,920	43,920
Port of Seattle Gen. Oblig. Series B2:
3.43% 3/5/08, LOC Bayerische Landesbank Girozentrale, CP (f)	14,505	14,505
3.83% 12/14/07, LOC Bayerische Landesbank Girozentrale, CP (f)	4,000	4,000
Port of Seattle Passenger Facilities Charge Rev. Participating VRDN Series MT 110, 3.7% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	9,320	9,320
Port of Seattle Rev.:
Participating VRDN:
Series Merlots 07 C13, 3.72% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	5,790	5,790
Series MT 268, 3.7% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)(h)	7,850	7,850
Series PA 752, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	3,750	3,750
Series PT 3475, 3.7% (Liquidity Facility Dexia Cr. Local de France) (c)(f)(h)	2,680	2,680
Series PT 4185, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	7,255	7,255
Series PT 728, 3.7% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	4,430	4,430
Series PT 850, 3.7% (Liquidity Facility DEPFA BANK PLC) (c)(f)(h)	4,320	4,320
Series Putters 2020, 3.7% (Liquidity Facility JPMorgan Chase Bank) (c)(f)(h)	7,500	7,500
Series ROC II R 12102, 3.78% (Liquidity Facility Citibank NA) (c)(f)(h)	12,100	12,100
Series ROC II R 7050, 3.74% (Liquidity Facility Citigroup, Inc.) (c)(f)(h)	12,860	12,860
Series ROC II R362, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	8,850	8,850
Series 1997, 3.72%, LOC Fortis Banque SA, VRDN (c)(f)	108,830	108,830
Series 2005, 3.68%, LOC Fortis Banque SA, VRDN (c)(f)	36,000	36,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	$ 17,970	$ 17,970
Port of Tacoma Rev.:
Participating VRDN Series ROC II R 12056, 3.79% (Liquidity Facility Citibank NA) (c)(f)(h)	28,135	28,135
Series A, 3.5% 12/13/07, LOC WestLB AG, CP	17,000	17,000
Seattle Drainage & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,490	8,490
Series PT 2241, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,560	6,560
Seattle Port Participating VRDN Series LB 06 P31U, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,025	7,025
Snohomish County School District #332 Granite Falls Participating VRDN Series PT 3083, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	7,220	7,220
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 3.69%, LOC Bank of America NA, VRDN (c)(f)	2,300	2,300
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 3282, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,510	10,510
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 3.65%, LOC ABN-AMRO Bank NV, VRDN (c)(f)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
3.64%, LOC JPMorgan Chase Bank, VRDN (c)(f)	8,000	8,000
3.64%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(f)	9,000	9,000
Series E, 3.64%, LOC JPMorgan Chase Bank, VRDN (c)(f)	5,000	5,000
Washington Gen. Oblig.:
Bonds Series 2007 C, 5% 1/1/08	9,370	9,380
Participating VRDN:
Series Piper 05 B, 3.7% (Liquidity Facility Bank of New York, New York) (c)(h)	9,655	9,655
Series PT 2562, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	2,695	2,695
Series PZ 106, 3.76% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	8,370	8,370
Series ROC II R 10094, 3.66% (Liquidity Facility Citibank NA) (c)(h)	14,500	14,500
Series ROC II R 12003, 3.66% (Liquidity Facility Citigroup, Inc.) (c)(h)	21,475	21,475
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig.: - continued
Series ROC II R 12023, 3.72% (Liquidity Facility Citibank NA) (c)(h)	$ 4,700	$ 4,700
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	3,400	3,400
Series LB 05 L17, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	6,315	6,315
Series PA 1430A, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,300	6,300
Series Putters 1335, 3.7% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)(h)	4,700	4,700
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 3.67%, LOC Fannie Mae, VRDN (c)(f)	10,000	10,000
(Ballard Landmark Inn Proj.) Series A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	31,190	31,190
(Cedar Ridge Retirement Proj.) Series 2005 A, 3.65%, LOC Wells Fargo Bank NA, VRDN (c)(f)	3,525	3,525
(Crestview Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	14,000	14,000
(Echo Lake Sr. Apts. Proj.) 3.65%, LOC Fannie Mae, VRDN (c)(f)	8,985	8,985
(Fairwinds Redmond Proj.) Series A, 3.65%, LOC Bank of America NA, VRDN (c)(f)	11,750	11,750
(Gardens Univ. Village Apt. Proj.) Series A, 3.65%, LOC Bank of America NA, VRDN (c)(f)	53,900	53,900
(Highland Park Apts. Proj.) Series A, 3.61%, LOC Bank of America NA, VRDN (c)(f)	6,040	6,040
(Merrill Gardens at Queen Anne Proj.) Series A, 3.65%, LOC Bank of America NA, VRDN (c)(f)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 3.65%, LOC Bank of America NA, VRDN (c)(f)	10,395	10,395
(New Haven Apts. Proj.) Series A, 3.65%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	14,630	14,630
(Silver Creek Apts. Proj.) Series A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	8,150	8,150
(Terrace Sr. Apts. Proj.) Series A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	8,520	8,520
(The Lodge at Eagle Ridge Proj.) Series A, 3.65%, LOC Bank of America NA, VRDN (c)(f)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	10,500	10,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.: - continued
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	$ 8,225	$ 8,225
(Vintage Mount Vernon Proj.) Series A, 3.65%, LOC Fannie Mae, VRDN (c)(f)	7,500	7,500
		867,765
West Virginia - 0.2%
Elkins Bldg. Commission Rev. (Davis & Elkins College Proj.) 3.83%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	4,130	4,130
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 3.77% tender 2/8/08, CP mode (f)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.65%, LOC Wachovia Bank NA, VRDN (c)(f)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 B, 3.7%, LOC Deutsche Bank AG, VRDN (c)(f)	7,060	7,060
Series 1990 D, 3.7%, LOC Deutsche Bank AG, VRDN (c)(f)	10,900	10,900
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 3.93%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(f)	3,855	3,855
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.65%, LOC Wachovia Bank NA, VRDN (c)(f)	6,580	6,580
		48,345
Wisconsin - 2.5%
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 3.9%, LOC JPMorgan Chase Bank, VRDN (c)(f)	640	640
Milwaukee County Arpt. Rev. Participating VRDN Series PT 3726, 3.82% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	2,610	2,610
Milwaukee Gen. Oblig. RAN:
4.25% 3/27/08	35,000	35,073
4.5% 9/4/08	90,700	91,271
Northland Pines School District Participating VRDN Series PT 2257, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	10,520	10,520
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 3.73%, LOC Harris NA, VRDN (c)(f)	2,400	2,400
Pleasant Prairie Gen. Oblig. 3.65% (XL Cap. Assurance, Inc. Insured), VRDN (c)	9,750	9,750
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 3.73%, LOC Harris NA, VRDN (c)(f)	$ 2,400	$ 2,400
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 3.9%, LOC Harris NA, VRDN (c)(f)	845	845
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 3.74%, LOC U.S. Bank NA, Minnesota, VRDN (c)(f)	1,225	1,225
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.66%, LOC Wells Fargo Bank NA, VRDN (c)(f)	1,440	1,440
Wilmot Union High School District Participating VRDN Series PT 2258, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	9,520	9,520
Wisconsin Gen. Oblig.:
Participating VRDN Series EGL 94 4904 Class A, 3.75% (Liquidity Facility Citibank NA) (c)(f)(h)	1,250	1,250
TRAN 4.5% 6/16/08	75,000	75,297
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series MT 389, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	5,850	5,850
Series PA 970, 3.86% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	3,000	3,000
(Gundersen Lutheran Clinic Proj.) Series A, 3.68% (FGIC Insured), VRDN (c)	6,160	6,160
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series LB 07 K13, 3.8% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,580	7,580
Series LB 07 K15, 3.85% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	7,500	7,500
Series PA 1331, 3.7% (Liquidity Facility Bank of New York, New York) (c)(f)(h)	7,440	7,440
Series PA 1473R, 3.79% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	8,520	8,520
Series PT 3456, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	20,085	20,085
Series ROC II R 11136, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	5,000	5,000
Series ROC II R397, 3.74% (Liquidity Facility Citibank NA) (c)(f)(h)	1,300	1,300
Series 2002 I:
3.68% (FSA Insured), VRDN (c)(f)	645	645
3.68% (FSA Insured), VRDN (c)(f)	31,000	31,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.: - continued
Series 2003 B, 3.7% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(f)	$ 34,415	$ 34,415
Series 2004 E, 3.7% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	31,140	31,140
Series 2005 C, 3.7% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	8,040	8,040
Series 2005 D, 3.65% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(f)	27,500	27,500
Series 2005 C, 3.7% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(f)	12,000	12,000
Series E, 3.7% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (c)(f)	15,890	15,890
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 3.7% (MBIA Insured), VRDN (c)(f)	6,855	6,855
Series 2002 B, 3.7% (MBIA Insured), VRDN (c)(f)	2,905	2,905
Wisconsin State Participating VRDN Series LB 06 K40, 3.84% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)(h)	1,765	1,765
Wisconsin Trans. Rev.:
Participating VRDN Series PT 3929, 3.75% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(h)	6,850	6,850
Series 1997 A, 3.5% 3/6/08 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	27,615	27,615
		523,296
Wyoming - 0.1%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN:
Series PA 1424R, 3.78% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)(h)	6,530	6,530
Series Stars 07 26, 3.72% (Liquidity Facility BNP Paribas SA) (c)(f)(h)	10,405	10,405
		16,935
Municipal Securities - continued
	Shares	Value (000s)
Other - 2.6%
Fidelity Municipal Cash Central Fund, 3.66% (d)(e)	554,106,134	$ 554,106
TOTAL INVESTMENT PORTFOLIO - 95.8% (Cost $20,247,322)		20,247,322
NET OTHER ASSETS - 4.2%		887,274
NET ASSETS - 100%		$ 21,134,596
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,400,000 or 0.0% of net assets.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
(h) Provides evidence of ownership in one or more underlying municipal bonds.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $203,230,000 or 1.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Alaska Muni. Bond Bank Auth. Bonds Series PT 2343, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/23/07	$ 5,730
Burleson Gen. Oblig. Bonds Series PT 2545, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/5/07	$ 6,510
Colorado Health Facilities Auth. Retirement Hsg. Rev. Bonds Series PZ 82, 3.8%, tender 2/21/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/3/06 - 9/6/07	$ 14,900
Cook County School District # 162 Matteson Bonds Series PT 3040, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/26/07	$ 6,325
Security	Acquisition Date	Cost (000s)
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN Series MT 407, 3.8% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG)	3/29/07	$ 12,490
Denver City & County Arpt. Rev. Bonds Series Merlots 07 C10, 3.85%, tender 2/14/08 (Liquidity Facility Bank of New York, New York)	9/4/07	$ 26,765
Denver City & County Arpt. Rev. Bonds Series Merlots 07 C22, 3.85%, tender 2/14/08 (Liquidity Facility Bank of New York, New York)	9/4/07	$ 10,725
District of Columbia Hsg. Fin. Auth. Cap. Prog. Rev. Bonds Series PT 3088, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	1/5/07	$ 8,555
Houston Util. Sys. Rev. Participating VRDN Series PT 4159, 3.8% (Liquidity Facility Dexia Cr. Local de France)	7/2/07	$ 29,640
Security	Acquisition Date	Cost (000s)
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. Bonds Series PZ 80, 3.8%, tender 2/22/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	11/1/06 - 9/20/07	$ 13,040
Indianapolis Local Pub. Impt. Bond Bank Wtrwks. Participating VRDN Series PT 3963, 3.8% (Liquidity Facility Dexia Cr. Local de France)	3/22/07	$ 6,525
McLean & Woodford Counties Cmnty. Unit School District #5 Bonds Series PT 1989, 3.8%, tender 3/13/08 (Liquidity Facility Merrill Lynch & Co., Inc.)	2/23/07 - 8/28/07	$ 15,020
Security	Acquisition Date	Cost (000s)
Miami-Dade County Expressway Auth. Bonds Series Putters 2215, 3.52%, tender 3/13/08 (Liquidity Facility JPMorgan Chase Bank)	10/4/07	$ 7,300
New Mexico State Univ. Revs. Participating VRDN Series PT 2342, 3.8% (Liquidity Facility Merrill Lynch & Co., Inc.)	2/23/07	$ 5,180
Springfield Pub. Util. Rev. Bonds 3.77%, tender 5/17/08 (Liquidity Facility Bank of America NA)	11/8/07	$ 17,250
Tennessee Hsg. Dev. Agcy. Bonds Series Merlots C51, 3.75%, tender 2/20/08 (Liquidity Facility Bank of New York, New York)	6/14/07 - 11/1/07	$ 17,275
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amount in thousands)
Fidelity Municipal Cash Central Fund	$ 5,111
Income Tax Information
At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $20,247,322,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds,including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008